                                      2001






NATIONWIDE(R) VARIABLE ACCOUNT - II
DECEMBER 31, 2001





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                                                                   ANNUAL REPORT




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                                               NATIONWIDE LIFE INSURANCE COMPANY
                                                     HOME OFFICE: COLUMBUS, OHIO









APO-725-12/01

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                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220




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                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2001 annual report of the Nationwide Variable Account-II.

During 2001 we continued to upgrade and enhance our technology capabilities for service excellence. We made significant investments to expand our Internet and telephone voice response systems to improve the ease with which our customers and business partners do business with Nationwide. We continued our strategic investment in new product design, and we reaffirm our commitment to develop competitive and innovative life and retirement saving products to meet the ever-changing needs of our customers. Nationwide is an acknowledged trailblazer in the financial services business and we have the greatest resolve to continue to earn this leadership position. As always, we welcome your candid and informed feedback on your service experience with Nationwide.

It has been a tough couple of years for equity investors.The equity markets had a long run in the `90s and it has taken longer than many expected to wring-out those excesses. Economic statistics appear to be pointing to an improved busi-ness and economic climate.And, we are hopeful this is the precursor for improved equity performance in the near future.

We sincerely appreciate your patronage and we look forward to helping you meet your future financial planning and retirement savings goals.


                         /s/ Joseph J. Gasper
                         Joseph J. Gasper, President
                             February 20, 2002

HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-II. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 31. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 27, provide further disclosures about the variable account and its underlying contract provisions

                       NATIONWIDE VARIABLE ACCOUNT-II
             STATEMENT OF ASSETS,LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2001

ASSETS:
  Investments at fair value:
American Century VP - American Century VP Balanced (ACVPBal)
  21,435,466 shares (cost $160,029,611) ...............................................................       $  141,259,723
American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
  30,919,420 shares (cost $403,592,323) ...............................................................          231,895,653
American Century VP - American Century VP Income & Growth (ACVPIncGr)
  9,928,633 shares (cost $71,530,844) .................................................................           64,138,972
American Century VP - American Century VP International (ACVPInt)
  27,936,805 shares (cost $216,971,872) ...............................................................          184,103,545
American Century VP - American Century VP Value (ACVPValue)
  28,349,394 shares (cost $197,648,318) ...............................................................          210,919,488
American VIS - Growth Fund (AVISGro)
  587,037 shares (cost $31,107,386) ...................................................................           26,005,734
American VIS - High-Yield Bond Fund (AVISHiYld)
  136,818 shares (cost $1,699,810) ....................................................................            1,611,720
American VIS - U.S. Government/AAA-Rated Securities Fund (AVISGvt)
  249,192 shares (cost $2,779,634) ....................................................................            2,957,910
Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSWPGPV)
  1,680,911 shares (cost $18,015,740) .................................................................           16,338,453
Credit Suisse Trust - International Equity Portfolio (CSWPIntEq)
  12,056,967 shares (cost $102,104,225) ...............................................................          100,555,102
Credit Suisse Trust - Small Cap Growth Portfolio (CSWPSmCoGr)
  16,947,857 shares (cost $309,017,594) ...............................................................          237,439,470
Dreyfus IP - European Equity Portfolio (DryEuroEq)
  172,051 shares (cost $1,807,134) ....................................................................            1,839,220
The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
  8,101,816 shares (cost $282,646,092) ................................................................          216,075,425
Dreyfus Stock Index Fund (DryStkIx)
  40,342,118 shares (cost $1,326,329,387) .............................................................        1,184,444,591
Dreyfus VIF - Appreciation Portfolio (DryAp)
  2,976,585 shares (cost $115,024,670) ................................................................          104,120,945
Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
  3,763,960 shares (cost $88,786,996) .................................................................           81,489,728
Fidelity(R) VIP - Equity-Income Portfolio:Initial Class (FidVIPEI)
  69,777,687 shares (cost $1,588,556,902)                                                                      1,587,442,377
Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr)
  59,411,951 shares (cost $2,643,312,451) .............................................................        1,996,835,673
Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI)
  41,129,931 shares (cost $299,224,617) ...............................................................          263,642,857

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
     STATEMENT OF ASSETS,LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED

Fidelity(R)VIP - Overseas Portfolio: Initial Class (FidVIPOv)
  20,982,185 shares (cost $328,355,900) ...............................................................           291,232,734
Fidelity(R)VIP II - Asset Manager Portfolio: Initial Class (FidVIPAM)
  42,073,433 shares (cost $669,917,386) ...............................................................           610,485,511
Fidelity(R)VIP II - Contrafund Portfolio: Initial Class (FidVIPCon)
  43,539,319 shares (cost $1,010,727,895) .............................................................           876,446,488
Fidelity(R)VIP III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
  4,647,745 shares (cost $89,331,985) .................................................................            70,320,378
Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
  2,814,543 shares (cost $63,908,930) .................................................................            57,895,149
Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
  7,757,619 shares (cost $29,832,175) .................................................................            31,651,087
Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
  1,420,949 shares (cost $32,132,765) .................................................................            33,108,114
Nationwide(R) SAT - Capital Appreciation Fund Class I (NSATCapAp)
  14,128,853 shares (cost $236,555,340) ...............................................................           149,059,395
Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I (NSATMidCapIx)
  4,704,358 shares (cost $62,231,275) .................................................................            61,956,397
Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I (NSATEmMkt)
  754,735 shares (cost $5,093,236) ....................................................................             5,343,524
Nationwide(R) SAT -
Gartmore Global Technology & Communications Fund Class I (NSATGlobTC)
  643,224 shares (cost $2,804,542) ....................................................................             2,707,975
Nationwide(R) SAT - Gartmore International Growth Fund Class I (NSATIntGr)
  36,964 shares (cost $225,031) .......................................................................               226,960
Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd)
  32,676,201 shares (cost $375,398,362) ...............................................................           381,004,502
Nationwide(R) SAT - MAS NSAT Multi Sector Bond Fund Class I (NSATMSecBd)
  1,435,570 shares (cost $13,329,082) .................................................................            13,121,112
Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt)
  941,112,430 shares (cost $941,112,430) ..............................................................           941,112,430
Nationwide(R) SAT - Nationwide(R) Small Cap Growth Fund Class I (NSATSmCapG)
  1,356,101 shares (cost $19,124,305) .................................................................            19,636,347
Nationwide(R) SAT - Nationwide(R) Small Cap Value Fund Class I (NSATSmCapV)
  21,897,914 shares (cost $233,924,580) ...............................................................           226,862,387
Nationwide(R) SAT - Nationwide(R) Small Company Fund Class I (NSATSmCo)
  15,058,688 shares (cost $308,613,898) ...............................................................           280,693,953
Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I (NSATStMCap)
  1,464,261 shares (cost $17,730,874) .................................................................            16,970,782
Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe)
  64,130,936 shares (cost $938,364,448) ...............................................................           634,254,958
Nationwide(R) SAT - Turner Growth Focus Fund Class I (NSATGrFoc)
  1,187,146 shares (cost $4,425,824) ..................................................................             4,321,211
Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
  26,613,632 shares (cost $428,172,216) ...............................................................           306,589,040

     Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
       3,122,432 shares (cost $48,144,894) ............................................................           45,712,401
     Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
       9,840,092 shares (cost $127,993,515) ...........................................................          132,546,039
     Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
       20,341,353 shares (cost $336,092,841) ..........................................................          307,154,426
     Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
       900,140 shares (cost $38,304,342) ..............................................................           36,653,681
     Oppenheimer Bond Fund/VA (OppBdFd)
       23,501,694 shares (cost $268,718,102) ..........................................................          263,453,989
     Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
       6,758,331 shares (cost $306,057,269) ...........................................................          247,219,763
     Oppenheimer Global Securities Fund/VA (OppGlSec)
       25,041,278 shares (cost $692,385,972) ..........................................................          571,942,797
     Oppenheimer Main Street Growth & Income Fund/VA (OppMSGrInc)
       1,235,037 shares (cost $25,353,215) ............................................................           23,453,355
     Oppenheimer Multiple Strategies Fund/VA (OppMult)
       15,936,737 shares (cost $258,487,415) ..........................................................          245,425,749
     Strong Opportunity Fund II, Inc.(StOpp2)
       36,748,738 shares (cost $799,393,986) ..........................................................          714,762,963
     Strong VIF - Strong Discovery Fund II (StDisc2)
       10,249,302 shares (cost $109,670,946) ..........................................................          105,772,797
     Strong VIF - Strong International Stock Fund II (StIntStk2)
       3,304,545 shares (cost $23,972,198) ............................................................           24,585,818
     UIF - Emerging Markets Debt Portfolio (UIFEmMkt)
       1,439,045 shares (cost $10,456,296) ............................................................            9,986,970
     UIF - U.S. Real Estate Portfolio (UIFUSRE)
       10,801,476 shares (cost $127,611,429) ..........................................................          130,481,824
     Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
       4,009,683 shares (cost $38,652,099) ............................................................           37,771,212
     Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
       5,271,195 shares (cost $38,755,799) ............................................................           42,907,527
     Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
       3,356,804 shares (cost $37,999,343) ............................................................           35,884,235
                                                                                                            ----------------
          Total investments ...........................................................................       14,643,832,566
   Accounts receivable ................................................................................                 --
                                                                                                            ----------------
          Total assets ................................................................................       14,643,832,566
ACCOUNTS PAYABLE ......................................................................................               64,347
                                                                                                            ----------------
CONTRACT OWNERS' EQUITY (NOTE 4) ......................................................................     $ 14,643,768,219
                                                                                                            ================


See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

                                                        Total              ACVPBal           ACVPCapAp            ACVPIncGr
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    287,683,041           4,421,073                --               659,515
  Mortality and expense risk charges (note 2) ...       (220,219,618)         (2,065,944)         (3,984,483)           (967,985)
                                                  ----------------    ----------------    ----------------    ----------------
    Net investment activity .....................         67,463,423           2,355,129          (3,984,483)           (308,470)
                                                    ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual funds shares sold ........     10,169,066,707          33,806,479         108,455,866          33,384,674
  Cost of mutual fund shares sold ...............    (11,593,992,027)        (40,905,930)       (122,127,533)        (37,276,122)
                                                    ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .........     (1,424,925,320)         (7,099,451)        (13,671,667)         (3,891,448)
  Change in unrealized gain (loss)
    on investments ..............................     (1,954,057,780)         (8,536,268)       (220,847,872)         (3,820,465)
                                                    ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ..............     (3,378,983,100)        (15,635,719)       (234,519,539)         (7,711,913)
                                                    ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ......................      1,049,281,591           5,248,329         120,030,377                --
                                                    ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ (2,262,238,086)         (8,032,261)       (118,473,645)         (8,020,383)
                                                    ================    ================    ================    ================


                                                        ACVPInt            ACVPValue            AVISGro           AVISHiYld
                                                   ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................             244,764           1,320,660             192,400             159,558
  Mortality and expense risk charges (note 2) ...          (3,342,104)         (2,106,967)           (387,323)            (21,088)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment activity .....................          (3,097,340)           (786,307)           (194,923)            138,470
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual funds shares sold ........         278,205,027         135,349,648           6,216,515           1,064,783
  Cost of mutual fund shares sold ...............        (418,857,404)       (126,128,620)         (4,379,883)         (1,158,173)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .........        (140,652,377)          9,221,028           1,836,632             (93,390)
  Change in unrealized gain (loss)
    on investments ..............................          20,198,409           5,786,290         (16,240,542)             62,160
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ..............        (120,453,968)         15,007,318         (14,403,910)            (31,230)
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ......................          27,025,160                --             7,912,626                --
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         (96,526,148)         14,221,011          (6,686,207)            107,240
                                                     ================    ================    ================    ================



                                                       AVISGvt             CSWPGPV            CSWPIntEq          CSWPSmCoGr
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $        171,598                --                  --                  --
  Mortality and expense risk charges (note 2) ...            (40,189)           (299,564)         (1,706,279)         (3,307,263)
                                                    ----------------    ----------------    ----------------    ----------------
    Net investment activity .....................            131,409            (299,564)         (1,706,279)         (3,307,263)
                                                    ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual funds shares sold ........            510,990          27,110,584         154,877,600         141,201,738
  Cost of mutual fund shares sold ...............           (471,988)        (49,875,769)       (234,696,338)       (279,356,368)
                                                    ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .........             39,002         (22,765,185)        (79,818,738)       (138,154,630)
  Change in unrealized gain (loss)
    on investments ..............................              2,994          13,573,928          45,758,832          83,925,609
                                                    ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ..............             41,996          (9,191,257)        (34,059,906)        (54,229,021)
                                                    ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ......................               --                  --                  --                  --
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $        173,405          (9,490,821)        (35,766,185)        (57,536,284)
                                                    ================    ================    ================    ================

                                                     DryEuroEq             DrySRGro           DryStkIx              DryAp
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................             15,859             159,847          14,452,223             903,282
  Mortality and expense risk charges (note 2) ...            (30,850)         (3,643,993)        (18,448,439)         (1,589,043)
                                                    ----------------    ----------------    ----------------    ----------------
    Net investment activity .....................            (14,991)         (3,484,146)         (3,996,216)           (685,761)
                                                    ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual funds shares sold ........         55,466,799          77,836,174         519,572,444          51,396,020
  Cost of mutual fund shares sold ...............        (55,795,565)        (77,666,467)       (492,619,541)        (54,471,713)
                                                    ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .........           (328,766)            169,707          26,952,903          (3,075,693)
  Change in unrealized gain (loss)
    on investments ..............................            (10,038)        (75,205,006)       (241,252,004)        (10,282,440)
                                                    ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ..............           (338,804)        (75,035,299)       (214,299,101)        (13,358,133)
                                                    ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ......................               --                  --             6,331,855                --
                                                     ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........           (353,795)        (78,519,445)       (211,963,462)        (14,043,894)
                                                    ================    ================    ================    ================




NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001

                                                       DryGrInc            FidVIPEI            FidVIPGr            FidVIPHI
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $        400,698          31,766,291           2,043,908          48,692,862
  Mortality and expense risk charges (note 2) ...         (1,101,860)        (23,735,699)        (31,593,429)         (4,312,660)
                                                    ----------------    ----------------    ----------------    ----------------
    Net investment activity .....................           (701,162)          8,030,592         (29,549,521)         44,380,202
                                                    ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual funds shares sold ........         18,644,854         321,010,248         678,269,126         343,050,162
  Cost of mutual fund shares sold ...............        (18,098,063)       (272,815,672)       (694,720,791)       (487,653,207)
                                                    ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .........            546,791          48,194,576         (16,451,665)       (144,603,045)
  Change in unrealized gain (loss)
    on investments ..............................         (7,483,395)       (268,569,663)       (690,323,855)         59,548,303
                                                    ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ..............         (6,936,604)       (220,375,087)       (706,775,520)        (85,054,742)
                                                    ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ......................          1,238,795          89,248,151         192,127,379                --
                                                    ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $     (6,398,971)       (123,096,344)       (544,197,662)        (40,674,540)
                                                    ================    ================    ================    ================
                                                      FidVIPOv             FidVIPAM            FidVIPCon         FidVIPGrOp
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         21,808,313          31,269,361           8,673,291             364,492
  Mortality and expense risk charges (note 2) ...         (4,939,480)         (9,130,743)        (13,429,512)         (1,158,287)
                                                    ----------------    ----------------    ----------------    ----------------
    Net investment activity .....................         16,868,833          22,138,618          (4,756,221)           (793,795)
                                                    ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual funds shares sold ........        379,253,356         151,395,030         243,641,552          44,597,644
  Cost of mutual fund shares sold ...............       (554,345,733)       (147,451,876)       (206,769,112)        (64,326,029)
                                                    ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .........       (175,092,377)          3,943,154          36,872,440         (19,728,385)
  Change in unrealized gain (loss)
    on investments ..............................         28,267,282         (80,710,590)       (225,565,521)          4,442,885
                                                    ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ..............       (146,825,095)        (76,767,436)       (188,693,081)        (15,285,500)
                                                    ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ......................         34,471,204          11,726,011          30,611,614                --
                                                    ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        (95,485,058)        (42,902,807)       (162,837,688)        (16,079,295)
                                                    ================    ================    ================    ================


                                                       JanCapAp           JanGlTech           JanIntGro          NSATCapAp
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $        553,024             209,516             281,603                --
  Mortality and expense risk charges (note 2) ...           (870,536)           (467,906)           (545,356)         (2,455,524)
                                                    ----------------    ----------------    ----------------    ----------------
    Net investment activity .....................           (317,512)           (258,390)           (263,753)         (2,455,524)
                                                    ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual funds shares sold ........         68,772,723          90,367,650         218,063,092         106,725,083
  Cost of mutual fund shares sold ...............        (89,893,707)       (130,182,912)       (234,016,885)       (240,846,192)
                                                    ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .........        (21,120,984)        (39,815,262)        (15,953,793)       (134,121,109)
  Change in unrealized gain (loss)
    on investments ..............................          2,869,732          20,298,330           5,043,862          61,808,298
                                                    ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ..............        (18,251,252)        (19,516,932)        (10,909,931)        (72,312,811)
                                                    ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ......................               --                  --                  --                  --
                                                    ----------------    ----------------    ----------------    ----------------

      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $    (18,568,764)        (19,775,322)        (11,173,684)        (74,768,335)
                                                    ================    ================    ================    ================


                                                    NSATMidCapIx           NSATEmMkt           NSATGlobTC         NSATIntGr
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................            250,966              12,275                --                   502
  Mortality and expense risk charges (note 2) ...           (644,939)            (31,782)            (40,127)             (3,507)
                                                    ----------------    ----------------    ----------------    ----------------
    Net investment activity .....................           (393,973)            (19,507)            (40,127)             (3,005)
                                                    ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual funds shares sold ........         62,777,262          19,219,995          41,394,173          12,443,358
  Cost of mutual fund shares sold ...............        (66,434,235)        (19,485,816)        (42,884,762)        (12,449,247)
                                                    ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .........         (3,656,973)           (265,821)         (1,490,589)             (5,889)
  Change in unrealized gain (loss)
    on investments ..............................            712,334             249,207             173,244               1,378
                                                    ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ..............         (2,944,639)            (16,614)         (1,317,345)             (4,511)
                                                    ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ......................            514,545                --                  --                  --
                                                    ----------------    ----------------    ----------------    ----------------

      Net increase (decrease) in contract owners'
        equity resulting from operations ........         (2,824,067)            (36,121)         (1,357,472)             (7,516)
                                                    ================    ================    ================    ================


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001

                                                      NSATGvtBd          NSATMSecBd           NSATMyMkt           NSATSmCapG
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     18,794,539             707,046          34,392,260                --
  Mortality and expense risk charges (note 2) ...         (5,059,523)           (165,739)        (13,391,320)           (171,125)
                                                    ----------------    ----------------    ----------------    ----------------
    Net investment activity .....................         13,735,016             541,307          21,000,940            (171,125)
                                                    ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual funds shares sold ........        192,868,976          13,286,115       2,864,037,610          23,233,581
  Cost of mutual fund shares sold ...............       (191,549,486)        (13,338,544)     (2,864,037,610)        (25,802,321)
                                                    ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .........          1,319,490             (52,429)               --            (2,568,740)
  Change in unrealized gain (loss)
    on investments ..............................          3,831,072            (245,446)               --             1,206,945
                                                    ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ..............          5,150,562            (297,875)               --            (1,361,795)
                                                    ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ......................            514,449                --                  --                  --
                                                    ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $     19,400,027             243,432          21,000,940          (1,532,920)
                                                    ================    ================    ================    ================



                                                     NSATSmCapV            NSATSmCo            NSATStMCap         NSATTotRe
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................             58,334             317,765                --             5,401,007
  Mortality and expense risk charges (note 2) ...         (2,371,100)         (4,038,649)           (272,948)         (9,683,547)
                                                    ----------------    ----------------    ----------------    ----------------
    Net investment activity .....................         (2,312,766)         (3,720,884)           (272,948)         (4,282,540)
                                                    ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual funds shares sold ........        254,428,734         176,581,200          89,719,875         145,348,119
  Cost of mutual fund shares sold ...............       (253,993,119)       (210,502,414)       (107,617,695)       (191,253,139)
                                                    ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .........            435,615         (33,921,214)        (17,897,820)        (45,905,020)
  Change in unrealized gain (loss)
    on investments ..............................          9,856,905           8,532,676           9,390,826         (80,049,573)
                                                    ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ..............         10,292,520         (25,388,538)         (8,506,994)       (125,954,593)
                                                    ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ......................         15,891,349                --                  --            18,995,468
                                                    ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         23,871,103         (29,109,422)         (8,779,942)       (111,241,665)
                                                    ================    ================    ================    ================



                                                      NSATGrFoc            NBAMTGro          NBAMTGuard           NBAMTLMat
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $           --                  --               247,645           7,183,887
  Mortality and expense risk charges (note 2) ...            (63,042)         (4,988,905)           (687,620)         (1,719,595)
                                                    ----------------    ----------------    ----------------    ----------------
    Net investment activity .....................            (63,042)         (4,988,905)           (439,975)          5,464,292
                                                    ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual funds shares sold ........         51,020,060         229,556,134          33,686,917          77,614,032
  Cost of mutual fund shares sold ...............        (53,811,493)       (593,354,615)        (36,761,623)        (80,011,017)
                                                    ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .........         (2,791,433)       (363,798,481)         (3,074,706)         (2,396,985)
  Change in unrealized gain (loss)
    on investments ..............................            155,614           8,220,672          (2,463,476)          5,456,547
                                                    ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ..............         (2,635,819)       (355,577,809)         (5,538,182)          3,059,562
                                                    ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ......................               --           198,293,271           3,537,781                --
                                                    ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $     (2,698,861)       (162,273,443)         (2,440,376)          8,523,854
                                                    ================    ================    ================    ================


                                                      NBAMTPart             OppAggGro             OppBdFd          OppCapAp
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          1,370,845             543,342          19,079,611           1,879,992
  Mortality and expense risk charges (note 2) ...         (4,579,887)           (685,016)         (3,639,049)         (3,808,306)
                                                    ----------------    ----------------    ----------------    ----------------
    Net investment activity .....................         (3,209,042)           (141,674)         15,440,562          (1,928,314)
                                                    ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual funds shares sold ........         98,619,399         101,929,569          90,510,790         135,784,330
  Cost of mutual fund shares sold ...............       (130,138,513)       (163,875,158)        (96,900,618)       (156,307,092)
                                                    ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .........        (31,519,114)        (61,945,589)         (6,389,828)        (20,522,762)
  Change in unrealized gain (loss)
    on investments ..............................          4,790,368          30,319,868           6,030,326         (51,979,681)
                                                    ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ..............        (26,728,746)        (31,625,721)           (359,502)        (72,502,443)
                                                    ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ......................         13,023,030           8,477,879                --            28,211,592
                                                    ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        (16,914,758)        (23,289,516)         15,081,060         (46,219,165)
                                                    ================    ================    ================    ================



NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001

                                                       OppGlSec          OppMSGrInc           OppMult               StOpp2
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      4,873,000              87,243          10,049,083           4,507,730
  Mortality and expense risk charges (note 2) ...         (8,684,124)           (265,784)         (3,548,625)        (10,362,526)
                                                    ----------------    ----------------    ----------------    ----------------
    Net investment activity .....................         (3,811,124)           (178,541)          6,500,458          (5,854,796)
                                                    ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual funds shares sold ........        233,927,821           5,102,552          54,728,152         152,672,856
  Cost of mutual fund shares sold ...............       (210,600,230)         (6,335,808)        (52,053,254)       (126,912,186)
                                                    ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .........         23,327,591          (1,233,256)          2,674,898          25,760,670
  Change in unrealized gain (loss)
    on investments ..............................       (213,722,128)           (666,772)        (21,319,560)       (171,004,754)
                                                    ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ..............       (190,394,537)         (1,900,028)        (18,644,662)       (145,244,084)
                                                    ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ......................         90,344,262                --            13,422,366         109,245,448
                                                    ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $   (103,861,399)         (2,078,569)          1,278,162         (41,853,432)
                                                    ================    ================    ================    ================

                                                       StDisc2            StIntStk2             UIFEmMkt          UIFUSRE
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................            788,350                --               880,547           4,796,435
  Mortality and expense risk charges (note 2) ...         (1,510,637)           (438,425)           (131,018)         (1,700,005)
                                                    ----------------    ----------------    ----------------    ----------------
    Net investment activity .....................           (722,287)           (438,425)            749,529           3,096,430
                                                    ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual funds shares sold ........         36,332,138         216,963,441          26,196,820          78,197,438
  Cost of mutual fund shares sold ...............        (42,390,413)       (228,885,681)        (26,762,979)        (74,626,102)
                                                    ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .........         (6,058,275)        (11,922,240)           (566,159)          3,571,336
  Change in unrealized gain (loss)
    on investments ..............................        (12,015,504)          3,163,891             550,963             896,242
                                                    ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ..............        (18,073,779)         (8,758,349)            (15,196)          4,467,578
                                                    ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ......................         20,374,721           1,395,153                --             1,068,776
                                                    ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          1,578,655          (7,801,621)            734,333           8,632,784
                                                    ================    ================    ================    ================


                                                      VEWrldBd           VEWrldEMkt          VEWrldHAs
                                                  ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................  $      2,160,923                --               535,576
  Mortality and expense risk charges (note 2) ....          (631,301)           (628,845)           (590,096)
                                                    ----------------    ----------------    ----------------
    Net investment activity ......................         1,529,622            (628,845)            (54,520)
                                                    ----------------    ----------------    ----------------

  Proceeds from mutual funds shares sold .........        85,303,864         168,740,038         108,595,497
  Cost of mutual fund shares sold ................       (86,584,489)       (179,957,369)       (111,467,406)
                                                    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........        (1,280,625)        (11,217,331)         (2,871,909)
  Change in unrealized gain (loss)
    on investments ...............................        (3,167,993)          9,410,111          (3,111,337)
                                                    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............        (4,448,618)         (1,807,220)         (5,983,246)
                                                    ----------------    ----------------    ----------------
  Reinvested capital gains .......................              --                  --                  --
                                                    ----------------    ----------------    ----------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........  $     (2,918,996)         (2,436,065)         (6,037,766)
                                                    ================    ================    ================


See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                  Total                                  ACVPBal
                                                  ------------------------------------    ------------------------------------
                                                         2001               2000                2001                 2000
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $     67,463,423          42,661,049           2,355,129           2,398,844
  Realized gain (loss) on investments .........     (1,424,925,320)      1,595,269,221          (7,099,451)          1,185,984
  Change in unrealized gain (loss)
    on investments ............................     (1,954,057,780)     (5,003,649,641)         (8,536,268)        (13,792,135)
  Reinvested capital gains ....................      1,049,281,591       1,946,976,470           5,248,329           3,115,066
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................     (2,262,238,086)     (1,418,742,901)         (8,032,261)         (7,092,241)

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................        619,484,240       1,059,364,499           4,996,328           8,527,067
  Transfers between funds .....................               --                  --             1,620,142          (7,015,872)
  Redemptions .................................     (2,766,989,098)     (3,887,748,475)        (26,005,013)        (31,482,743)
  Annuity benefits ............................         (3,654,072)         (4,060,823)            (49,126)            (37,053)
  Annual contract maintenance charges
    (note 2) ..................................         (7,477,297)         (8,168,521)            (66,739)            (69,439)
  Contingent deferred sales charges
    (note 2) ..................................        (24,161,467)        (43,763,514)           (245,182)           (340,810)
  Adjustments to maintain reserves ............         (2,043,997)        (21,377,185)            (15,211)             (4,311)
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................     (2,184,841,691)     (2,905,754,019)        (19,764,801)        (30,423,161)
                                                  ----------------    ----------------    ----------------    ----------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........     (4,447,079,777)     (4,324,496,920)        (27,797,062)        (37,515,402)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................     19,090,847,996      23,415,344,916         169,055,106         206,570,508
                                                  ----------------    ----------------    ----------------    ----------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $ 14,643,768,219      19,090,847,996         141,258,044         169,055,106
                                                  ================    ================    ================    ================


CHANGES IN UNITS:
  Beginning units .............................        771,858,448         861,079,261           9,044,849          10,612,205
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................         62,521,368         686,223,855             378,294           1,357,021
  Units redeemed ..............................       (146,208,626)       (775,444,668)         (1,486,826)         (2,924,377)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................        688,171,190         771,858,448           7,936,317           9,044,849
                                                  ================    ================    ================    ================


                                                                ACVPCapAp                               ACVPIncGr
                                                  ------------------------------------    ------------------------------------
                                                         2001                2000                2001                2000
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income .......................         (3,984,483)         (6,362,673)           (308,470)           (683,254)
  Realized gain (loss) on investments .........        (13,671,667)         84,327,765          (3,891,448)          4,692,454
  Change in unrealized gain (loss)
    on investments ............................       (220,847,872)        (71,949,602)         (3,820,465)        (14,589,166)
  Reinvested capital gains ....................        120,030,377          13,797,979                --                  --
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................       (118,473,645)         19,813,469          (8,020,383)        (10,579,966)

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................          9,703,763          16,247,133           3,728,528           7,275,267
  Transfers between funds .....................        (52,663,996)        114,306,526           3,865,344          11,636,255
  Redemptions .................................        (47,581,452)        (86,494,032)        (12,905,711)        (14,382,558)
  Annuity benefits ............................            (61,486)            (79,237)             (4,828)               --
  Annual contract maintenance charges
    (note 2) ..................................           (185,921)           (229,741)            (31,777)            (28,774)
  Contingent deferred sales charges
    (note 2) ..................................           (355,382)           (884,203)           (103,631)           (152,567)
  Adjustments to maintain reserves ............            225,903             (76,088)             (2,657)              2,019
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................        (90,918,571)         42,790,358          (5,454,732)          4,349,642
                                                  ----------------    ----------------    ----------------    ----------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       (209,392,216)         62,603,827         (13,475,115)         (6,230,324)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................        441,520,312         378,916,485          77,612,740          83,843,064
                                                  ----------------    ----------------    ----------------    ----------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........        232,128,096         441,520,312          64,137,625          77,612,740
                                                  ================    ================    ================    ================


CHANGES IN UNITS:
  Beginning units .............................         15,066,723          13,411,163           6,984,800           6,653,902
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................            449,990          16,993,215             859,557           6,142,015
  Units redeemed ..............................         (4,648,659)        (15,337,655)         (1,460,809)         (5,811,117)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................         10,868,054          15,066,723           6,383,548           6,984,800
                                                  ================    ================    ================    ================




NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                               ACVPInt                             ACVPValue
                                                  --------------------------------    --------------------------------
                                                       2001               2000              2001             2000
                                                  --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $   (3,097,340)       (5,486,942)         (786,307)         (168,223)
  Realized gain (loss) on investments .........     (140,652,377)      108,431,689         9,221,028        (5,274,053)
  Change in unrealized gain (loss)
    on investments ............................       20,198,409      (197,284,487)        5,786,290        14,392,026
  Reinvested capital gains ....................       27,025,160         8,963,259              --           1,729,062
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................      (96,526,148)      (85,376,481)       14,221,011        10,678,812
                                                  --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................        9,789,713        22,841,373         6,253,977         3,770,820
  Transfers between funds .....................      (40,372,359)       44,636,984       116,241,421        34,964,668
  Redemptions .................................      (39,873,893)      (73,855,111)      (23,452,324)       (9,545,139)
  Annuity benefits ............................          (82,888)         (112,426)          (56,845)          (30,410)
  Annual contract maintenance charges
    (note 2) ..................................          (90,155)         (115,576)          (48,910)          (19,067)
  Contingent deferred sales charges
    (note 2) ..................................         (361,804)         (831,697)         (201,581)         (147,698)
  Adjustments to maintain reserves ............          (69,562)           (7,746)            9,300           (13,188)
                                                  --------------    --------------    --------------    --------------
      Net equity transactions .................      (71,060,948)       (7,444,199)       98,745,038        28,979,986
                                                  --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........     (167,587,096)      (92,820,680)      112,966,049        39,658,798
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................      351,676,258       444,496,938        97,953,748        58,294,950
                                                  --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $  184,089,162       351,676,258       210,919,797        97,953,748
                                                  ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................       16,440,926        17,059,506         6,581,121         4,565,160
                                                  --------------    --------------    --------------    --------------
  Units purchased .............................          573,389        29,205,948         7,145,464        18,040,408
  Units redeemed ..............................       (4,700,067)      (29,824,528)         (989,243)      (16,024,447)
                                                  --------------    --------------    --------------    --------------
  Ending units ................................       12,314,248        16,440,926        12,737,342         6,581,121
                                                  ==============    ==============    ==============    ==============


                                                                AVISGro                         AVISHiYld
                                                 --------------------------------    --------------------------------
                                                      2001               2000             2001              2000
                                                 --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................        (194,923)         (564,005)          138,470            (7,207)
  Realized gain (loss) on investments .........       1,836,632         4,240,937           (93,390)         (134,899)
  Change in unrealized gain (loss)
    on investments ............................     (16,240,542)       (2,180,702)           62,160            73,417
  Reinvested capital gains ....................       7,912,626           279,311              --                --
                                                 --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................      (6,686,207)        1,775,541           107,240           (68,689)
                                                 --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................         402,894           546,412            33,433            51,406
  Transfers between funds .....................        (595,939)          (15,243)          116,475           (88,959)
  Redemptions .................................      (4,517,550)       (6,436,507)         (350,035)         (314,108)
  Annuity benefits ............................         (14,270)             (871)           (6,147)           (6,447)
  Annual contract maintenance charges
    (note 2) ..................................         (11,422)          (13,351)           (1,022)           (1,028)
  Contingent deferred sales charges
    (note 2) ..................................          (5,935)           (8,022)             (121)             (566)
  Adjustments to maintain reserves ............          (2,941)            2,077               189               212
                                                 --------------    --------------    --------------    --------------
      Net equity transactions .................      (4,745,163)       (5,925,505)         (207,228)         (359,490)
                                                 --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........     (11,431,370)       (4,149,964)          (99,988)         (428,179)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................      37,436,411        41,586,375         1,712,146         2,140,325
                                                 --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........      26,005,041        37,436,411         1,612,158         1,712,146
                                                 ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................         553,384           635,473            65,619            78,579
                                                 --------------    --------------    --------------    --------------
  Units purchased .............................           6,813            23,527             5,710            18,384
  Units redeemed ..............................         (86,470)         (105,616)          (13,333)          (31,344)
                                                 --------------    --------------    --------------    --------------
  Ending units ................................         473,727           553,384            57,996            65,619
                                                 ==============    ==============    ==============    ==============





                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                               AVISGvt                            CSWPGPV
                                                  --------------------------------    --------------------------------
                                                        2001              2000             2001              2000
                                                  --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $      131,409           (23,277)         (299,564)         (729,116)
  Realized gain (loss) on investments .........           39,002           (28,979)      (22,765,185)       12,658,461
  Change in unrealized gain (loss)
    on investments ............................            2,994           355,766        13,573,928       (27,569,954)
  Reinvested capital gains ....................             --                --                --           4,611,094
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................          173,405           303,510        (9,490,821)      (11,029,515)
                                                  --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................           35,491            64,579         1,020,324         2,134,718
  Transfers between funds .....................            2,173          (157,775)       (7,415,106)       (1,479,771)
  Redemptions .................................         (257,142)         (719,337)       (2,962,981)      (12,567,171)
  Annuity benefits ............................           (5,260)           (4,917)           (1,136)             --
  Annual contract maintenance charges
    (note 2) ..................................           (2,222)           (2,259)          (10,550)          (16,054)
  Contingent deferred sales charges
    (note 2) ..................................             (144)           (1,067)          (28,902)         (157,536)
  Adjustments to maintain reserves ............               63               178            (3,841)              176
                                                  --------------    --------------    --------------    --------------
      Net equity transactions .................         (227,041)         (820,598)       (9,402,192)      (12,085,638)
                                                  --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........          (53,636)         (517,088)      (18,893,013)      (23,115,153)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................        3,011,672         3,528,760        35,233,536        58,348,689
                                                  --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $    2,958,036         3,011,672        16,340,523        35,233,536
                                                  ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................          130,826           169,204         2,286,967         3,030,097
                                                  --------------    --------------    --------------    --------------
  Units purchased .............................            1,596             9,498            85,161         6,144,579
  Units redeemed ..............................          (10,899)          (47,876)         (866,208)       (6,887,709)
                                                  --------------    --------------    --------------    --------------
  Ending units ................................          121,523           130,826         1,505,920         2,286,967
                                                  ==============    ==============    ==============    ==============


                                                              CSWPIntEq                          CSWPSmCoGr
                                                  --------------------------------    --------------------------------
                                                       2001               2000             2001              2000
                                                  --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................       (1,706,279)       (2,213,978)       (3,307,263)       (6,563,221)
  Realized gain (loss) on investments .........      (79,818,738)       38,658,925      (138,154,630)      141,024,067
  Change in unrealized gain (loss)
    on investments ............................       45,758,832      (123,736,849)       83,925,609      (312,564,956)
  Reinvested capital gains ....................             --          21,145,657              --          76,071,382
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................      (35,766,185)      (66,146,245)      (57,536,284)     (102,032,728)
                                                  --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................        4,198,407         7,893,683         9,838,758        19,704,771
  Transfers between funds .....................      (14,975,548)      (34,133,518)      (21,097,654)       20,272,607
  Redemptions .................................      (17,676,769)      (28,066,807)      (35,088,716)      (75,140,772)
  Annuity benefits ............................          (30,659)          (55,129)          (31,627)          (37,810)
  Annual contract maintenance charges
    (note 2) ..................................          (45,258)          (63,851)         (112,519)         (155,283)
  Contingent deferred sales charges
    (note 2) ..................................         (185,875)         (385,922)         (381,709)         (934,738)
  Adjustments to maintain reserves ............           29,174            (6,032)          (15,702)            2,684
                                                  --------------    --------------    --------------    --------------
      Net equity transactions .................      (28,686,528)      (54,817,576)      (46,889,169)      (36,288,541)
                                                  --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........      (64,452,713)     (120,963,821)     (104,425,453)     (138,321,269)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................      165,002,809       285,966,630       341,857,684       480,178,953
                                                  --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........      100,550,096       165,002,809       237,432,231       341,857,684
                                                  ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................       12,854,476        16,297,013        16,612,117        18,854,016
                                                  --------------    --------------    --------------    --------------
  Units purchased .............................          389,048        10,421,256           570,621        23,173,813
  Units redeemed ..............................       (3,025,744)      (13,863,793)       (3,258,657)      (25,415,712)
                                                  --------------    --------------    --------------    --------------
  Ending units ................................       10,217,780        12,854,476        13,924,081        16,612,117
                                                  ==============    ==============    ==============    ==============



NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                              DryEuroEq                           DrySRGro
                                                  --------------------------------    --------------------------------
                                                        2001              2000              2001              2000
                                                  --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $      (14,991)          (10,019)       (3,484,146)       (2,570,687)
  Realized gain (loss) on investments .........         (328,766)             (620)          169,707        16,219,498
  Change in unrealized gain (loss)
    on investments ............................          (10,038)           42,124       (75,205,006)      (62,886,177)
  Reinvested capital gains ....................             --              21,380              --                --
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................         (353,795)           52,865       (78,519,445)      (49,237,366)
                                                  --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................          213,099           138,387        16,095,914        31,950,463
  Transfers between funds .....................          157,771         1,905,481       (36,045,164)       33,742,334
  Redemptions .................................         (155,815)         (113,891)      (36,284,827)      (57,231,777)
  Annuity benefits ............................             --                --             (54,389)          (73,180)
  Annual contract maintenance charges
    (note 2) ..................................             (875)             (168)         (179,024)         (189,350)
  Contingent deferred sales charges
    (note 2) ..................................           (1,242)           (2,605)         (456,051)         (821,264)
  Adjustments to maintain reserves ............           (5,278)               18           (28,455)          190,260
                                                  --------------    --------------    --------------    --------------
      Net equity transactions .................          207,660         1,927,222       (56,951,996)        7,567,486
                                                  --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........         (146,135)        1,980,087      (135,471,441)      (41,669,880)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................        1,980,087              --         351,521,180       393,191,060
                                                  --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $    1,833,952         1,980,087       216,049,739       351,521,180
                                                  ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................          213,611              --          11,621,929        11,427,105
                                                  --------------    --------------    --------------    --------------
  Units purchased .............................           84,775           310,046           655,575         5,118,572
                                                  --------------    --------------    --------------    --------------
  Units redeemed ..............................          (19,354)          (96,435)       (2,945,949)       (4,923,748)
                                                  --------------    --------------    --------------    --------------
  Ending units ................................          279,032           213,611         9,331,555        11,621,929
                                                  ==============    ==============    ==============    ==============



                                                               DryStkIx                             DryAp
                                                  --------------------------------    --------------------------------
                                                        2001              2000              2001             2000
                                                  --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................       (3,996,216)       (8,316,960)         (685,761)       (1,270,806)
  Realized gain (loss) on investments .........       26,952,903       161,450,547        (3,075,693)       18,305,618
  Change in unrealized gain (loss)
    on investments ............................     (241,252,004)     (379,329,471)      (10,282,440)      (22,870,820)
  Reinvested capital gains ....................        6,331,855        26,620,604              --           1,595,808
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................     (211,963,462)     (199,575,280)      (14,043,894)       (4,240,200)
                                                  --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................       56,779,910       107,650,090         6,040,500        10,844,689
  Transfers between funds .....................      (84,678,599)      (84,306,975)      (11,651,456)      (35,364,746)
  Redemptions .................................     (187,691,308)     (289,969,176)      (17,267,221)      (30,678,960)
  Annuity benefits ............................         (458,045)         (501,706)          (32,968)          (37,828)
  Annual contract maintenance charges
    (note 2) ..................................         (596,408)         (654,662)          (53,215)          (56,528)
  Contingent deferred sales charges
    (note 2) ..................................       (2,031,805)       (4,069,893)         (176,284)         (397,911)
  Adjustments to maintain reserves ............          (28,742)          (36,987)            2,970          (158,189)
                                                  --------------    --------------    --------------    --------------
      Net equity transactions .................     (218,704,997)     (271,889,309)      (23,137,674)      (55,849,473)
                                                  --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........     (430,668,459)     (471,464,589)      (37,181,568)      (60,089,673)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................    1,615,088,831     2,086,553,420       141,303,087       201,392,760
                                                  --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........    1,184,420,372     1,615,088,831       104,121,519       141,303,087
                                                  ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................       55,652,644        64,392,991        10,006,977        13,989,497
                                                  --------------    --------------    --------------    --------------
  Units purchased .............................        2,251,597        25,502,607           466,005         3,410,945
                                                  --------------    --------------    --------------    --------------
  Units redeemed ..............................      (10,800,781)      (34,242,954)       (2,230,981)       (7,393,465)
                                                  --------------    --------------    --------------    --------------
  Ending units ................................       47,103,460        55,652,644         8,242,001        10,006,977
                                                  ==============    ==============    ==============    ==============





                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                               DryGrInc                           FidVIPEI
                                                  --------------------------------    --------------------------------
                                                        2001             2000              2001               2000
                                                  --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $     (701,162)         (732,641)        8,030,592        11,372,637
  Realized gain (loss) on investments .........          546,791         4,633,825        48,194,576       150,422,756
  Change in unrealized gain (loss)
    on investments ............................       (7,483,395)      (11,855,217)     (268,569,663)     (198,469,780)
  Reinvested capital gains ....................        1,238,795         3,140,839        89,248,151       146,286,807
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................       (6,398,971)       (4,813,194)     (123,096,344)      109,612,420
                                                  --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................        3,998,531         7,186,203        48,439,902        74,208,838
  Transfers between funds .....................        8,420,323         8,087,970       (28,976,366)     (275,599,024)
  Redemptions .................................      (10,743,848)      (11,406,410)     (279,376,867)     (362,107,576)
  Annuity benefits ............................             (302)             (306)         (360,905)         (337,884)
  Annual contract maintenance charges
    (note 2) ..................................          (42,203)          (40,569)         (743,240)         (774,364)
  Contingent deferred sales charges
    (note 2) ..................................         (147,468)         (165,319)       (2,229,709)       (3,793,102)
  Adjustments to maintain reserves ............           (3,760)            3,330           (85,148)            3,130
                                                  --------------    --------------    --------------    --------------
      Net equity transactions .................        1,481,273         3,664,899      (263,332,333)     (568,399,982)
                                                  --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       (4,917,698)       (1,148,295)     (386,428,677)     (458,787,562)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................       86,405,082        87,553,377     1,973,780,145     2,432,567,707
                                                  --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $   81,487,384        86,405,082     1,587,351,468     1,973,780,145
                                                  ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................        6,251,143         6,013,078        59,929,592        78,576,059
                                                  --------------    --------------    --------------    --------------
  Units purchased .............................          141,453         3,875,318         1,639,242        14,120,451
  Units redeemed ..............................          (44,822)       (3,637,253)      (10,434,903)      (32,766,918)
                                                  --------------    --------------    --------------    --------------
  Ending units ................................        6,347,774         6,251,143        51,133,931        59,929,592
                                                  ==============    ==============    ==============    ==============


                                                                FidVIPGr                           FidVIPHI
                                                 --------------------------------    --------------------------------
                                                      2001              2000              2001               2000
                                                 --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................     (29,549,521)      (45,598,473)       44,380,202        32,374,175
  Realized gain (loss) on investments .........     (16,451,665)      316,470,409      (144,603,045)      (45,040,609)
  Change in unrealized gain (loss)
    on investments ............................    (690,323,855)   (1,116,288,993)       59,548,303      (102,409,099)
  Reinvested capital gains ....................     192,127,379       424,521,957              --                --
                                                 --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................    (544,197,662)     (420,895,100)      (40,674,540)     (115,075,533)
                                                 --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................      86,766,808       161,308,102         9,245,802        16,996,455
  Transfers between funds .....................    (203,986,275)       68,932,029         9,584,714       (90,405,155)
  Redemptions .................................    (357,620,105)     (634,373,968)      (56,799,244)      (88,661,923)
  Annuity benefits ............................        (608,611)         (792,975)          (76,716)          (80,581)
  Annual contract maintenance charges
    (note 2) ..................................      (1,229,844)       (1,454,322)         (121,402)         (148,743)
  Contingent deferred sales charges
    (note 2) ..................................      (2,892,615)       (6,523,265)         (506,479)       (1,058,548)
  Adjustments to maintain reserves ............         498,906           171,181            (6,819)           25,594
                                                 --------------    --------------    --------------    --------------
      Net equity transactions .................    (479,071,736)     (412,733,218)      (38,680,144)     (163,332,901)
                                                 --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........  (1,023,269,398)     (833,628,318)      (79,354,684)     (278,408,434)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................   3,020,236,057     3,853,864,375       342,986,029       621,394,463
                                                 --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   1,996,966,659     3,020,236,057       263,631,345       342,986,029
                                                 ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................      60,371,162        67,613,846        22,851,138        31,737,438
                                                 --------------    --------------    --------------    --------------
  Units purchased .............................       2,212,902        25,906,143         1,386,576        14,726,507
  Units redeemed ..............................     (14,323,219)      (33,148,827)       (4,182,385)      (23,612,807)
                                                 --------------    --------------    --------------    --------------
  Ending units ................................      48,260,845        60,371,162        20,055,329        22,851,138
                                                 ==============    ==============    ==============    ==============



NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                 FidVIPOv                                 FidVIPAM
                                                  ------------------------------------    ------------------------------------
                                                        2001                2000                 2001               2000
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $     16,868,833           1,670,281          22,138,618          20,392,743
  Realized gain (loss) on investments .........       (175,092,377)         11,731,713           3,943,154          25,964,839
  Change in unrealized gain (loss)
    on investments ............................         28,267,282        (198,181,756)        (80,710,590)       (170,721,604)
  Reinvested capital gains ....................         34,471,204          60,969,217          11,726,011          77,152,846
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................        (95,485,058)       (123,810,545)        (42,902,807)        (47,211,176)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................         12,349,864          22,740,985          21,817,056          33,846,064
  Transfers between funds .....................        (33,655,110)        (26,568,275)        (27,894,552)        (67,391,149)
  Redemptions .................................        (64,022,543)       (101,162,133)       (134,114,337)       (185,379,446)
  Annuity benefits ............................            (93,200)           (133,225)           (138,418)           (184,847)
  Annual contract maintenance charges
    (note 2) ..................................           (191,975)           (245,840)           (371,956)           (437,360)
  Contingent deferred sales charges
    (note 2) ..................................           (375,540)           (808,148)           (751,795)         (1,401,511)
  Adjustments to maintain reserves ............             10,703               6,161             (17,978)           (134,924)
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................        (85,977,801)       (106,170,475)       (141,471,980)       (221,083,173)
                                                  ----------------    ----------------    ----------------    ----------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       (181,462,859)       (229,981,020)       (184,374,787)       (268,294,349)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................        472,682,578         702,663,598         794,857,947       1,063,152,296
                                                  ----------------    ----------------    ----------------    ----------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $    291,219,719         472,682,578         610,483,160         794,857,947
                                                  ================    ================    ================    ================


CHANGES IN UNITS:
  Beginning units .............................         22,555,451          26,744,723          33,039,586          41,605,682
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................            686,531          37,692,359             995,865           2,775,219
  Units redeemed ..............................         (5,429,915)        (41,881,631)         (7,395,086)        (11,341,315)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................         17,812,067          22,555,451          26,640,365          33,039,586
                                                  ================    ================    ================    ================


                                                                  FidVIPCon                              FidVIPGrOp
                                                  ------------------------------------    ------------------------------------
                                                        2001                 2000               2001                 2000
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income .......................         (4,756,221)        (13,781,571)           (793,795)            171,611
  Realized gain (loss) on investments .........         36,872,440         104,987,074         (19,728,385)         (2,281,832)
  Change in unrealized gain (loss)
    on investments ............................       (225,565,521)       (392,414,348)          4,442,885         (36,526,452)
  Reinvested capital gains ....................         30,611,614         190,676,735                --            10,773,968
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................       (162,837,688)       (110,532,110)        (16,079,295)        (27,862,705)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................         36,002,786          68,639,346           5,023,434          10,981,617
  Transfers between funds .....................        (80,409,181)        (39,246,228)        (13,075,026)        (29,971,684)
  Redemptions .................................       (139,686,864)       (217,473,510)        (15,943,151)        (25,445,667)
  Annuity benefits ............................           (211,006)           (232,101)             (9,312)             (1,659)
  Annual contract maintenance charges
    (note 2) ..................................           (421,296)           (468,015)            (46,652)            (55,536)
  Contingent deferred sales charges
    (note 2) ..................................         (1,602,981)         (3,071,977)           (227,973)           (370,032)
  Adjustments to maintain reserves ............            (56,323)            204,524              27,338            (146,787)
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................       (186,384,865)       (191,647,961)        (24,251,342)        (45,009,748)
                                                  ----------------    ----------------    ----------------    ----------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       (349,222,553)       (302,180,071)        (40,330,637)        (72,872,453)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................      1,225,646,637       1,527,826,708         110,664,685         183,537,138
                                                  ----------------    ----------------    ----------------    ----------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........        876,424,084       1,225,646,637          70,334,048         110,664,685
                                                  ================    ================    ================    ================


CHANGES IN UNITS:
  Beginning units .............................         52,155,447          59,904,173           9,785,417          13,267,253
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................          1,775,959          13,582,884             507,393           8,008,606
  Units redeemed ..............................        (10,856,980)        (21,331,610)         (2,930,987)        (11,490,442)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................         43,074,426          52,155,447           7,361,823           9,785,417
                                                  ================    ================    ================    ================




                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                              JanCapAp                             JanGlTech
                                                  --------------------------------    --------------------------------
                                                        2001             2000               2001              2000
                                                  --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $     (317,512)            4,575          (258,390)          (84,833)
  Realized gain (loss) on investments .........      (21,120,984)       (4,830,695)      (39,815,262)       (3,132,706)
  Change in unrealized gain (loss)
    on investments ............................        2,869,732        (8,883,513)       20,298,330       (18,479,419)
  Reinvested capital gains ....................             --                --                --                --
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................      (18,568,764)      (13,709,633)      (19,775,322)      (21,696,958)
                                                  --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................        5,704,500         5,945,786         3,650,706         4,043,794
  Transfers between funds .....................       11,372,530        80,885,718         7,051,234        67,987,874
  Redemptions .................................       (7,694,198)       (5,787,914)       (3,999,636)       (5,408,156)
  Annuity benefits ............................             --                --                --                --
  Annual contract maintenance charges
    (note 2) ..................................          (27,438)           (8,638)          (15,303)           (7,030)
  Contingent deferred sales charges
    (note 2) ..................................          (75,015)          (79,495)          (43,404)          (75,417)
  Adjustments to maintain reserves ............              526           (56,978)            2,933           (62,618)
                                                  --------------    --------------    --------------    --------------
      Net equity transactions .................        9,280,905        80,898,479         6,646,530        66,478,447
                                                  --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       (9,287,859)       67,188,846       (13,128,792)       44,781,489
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................       67,188,846              --          44,781,489              --
                                                  --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $   57,900,987        67,188,846        31,652,697        44,781,489
                                                  ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................        8,545,715              --           6,665,928              --
                                                  --------------    --------------    --------------    --------------
  Units purchased .............................        1,314,672        12,761,083         1,213,240        10,479,996
  Units redeemed ..............................         (311,573)       (4,215,368)         (259,476)       (3,814,068)
                                                  --------------    --------------    --------------    --------------
  Ending units ................................        9,548,814         8,545,715         7,619,692         6,665,928
                                                  ==============    ==============    ==============    ==============


                                                              JanIntGro                           NSATCapAp
                                                  --------------------------------    --------------------------------
                                                        2001              2000              2001              2000
                                                  --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................         (263,753)        1,138,324        (2,455,524)       (4,652,399)
  Realized gain (loss) on investments .........      (15,953,793)       (6,135,778)     (134,121,109)       12,104,689
  Change in unrealized gain (loss)
    on investments ............................        5,043,862        (4,068,513)       61,808,298      (177,949,935)
  Reinvested capital gains ....................             --                --                --          59,008,658
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................      (11,173,684)       (9,065,967)      (74,768,335)     (111,488,987)
                                                  --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................        3,765,579         3,791,484        10,646,866        23,122,348
  Transfers between funds .....................        2,105,291        56,127,529       (22,422,753)     (141,081,622)
  Redemptions .................................       (5,479,762)       (6,785,812)      (26,155,882)      (68,934,884)
  Annuity benefits ............................           (5,500)             --             (74,990)         (119,788)
  Annual contract maintenance charges
    (note 2) ..................................          (16,780)           (6,286)         (140,732)         (215,726)
  Contingent deferred sales charges
    (note 2) ..................................          (54,051)          (69,288)         (314,320)         (984,867)
  Adjustments to maintain reserves ............           27,327           (50,768)          (10,408)           (1,435)
                                                  --------------    --------------    --------------    --------------
      Net equity transactions .................          342,104        53,006,859       (38,472,219)     (188,215,974)
                                                  --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........      (10,831,580)       43,940,892      (113,240,554)     (299,704,961)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................       43,940,892              --         262,292,577       561,997,538
                                                  --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........       33,109,312        43,940,892       149,052,023       262,292,577
                                                  ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................        5,575,706              --          12,153,485        18,882,447
                                                  --------------    --------------    --------------    --------------
  Units purchased .............................          210,789         9,152,773           689,463         4,665,995
  Units redeemed ..............................         (226,990)       (3,577,067)       (3,145,825)      (11,394,957)
                                                  --------------    --------------    --------------    --------------
  Ending units ................................        5,559,505         5,575,706         9,697,123        12,153,485
                                                  ==============    ==============    ==============    ==============






NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                             NSATMidCapIx                         NSATEmMkt
                                                  --------------------------------    --------------------------------
                                                         2001            2000              2001              2000
                                                  --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $     (393,973)          (32,193)          (19,507)           (1,513)
  Realized gain (loss) on investments .........       (3,656,973)       (1,487,020)         (265,821)         (150,520)
  Change in unrealized gain (loss)
    on investments ............................          712,334          (987,211)          249,207             1,081
  Reinvested capital gains ....................          514,545         1,086,470              --                --
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................       (2,824,067)       (1,419,954)          (36,121)         (150,952)
                                                  --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................        2,958,338         1,115,977            58,429            16,876
  Transfers between funds .....................       34,891,005        36,264,135         5,599,879           198,887
  Redemptions .................................       (7,234,125)       (1,701,756)         (339,523)             (645)
  Annuity benefits ............................             --                --                --                --
  Annual contract maintenance charges
    (note 2) ..................................          (15,303)           (2,253)             (847)              (21)
  Contingent deferred sales charges
    (note 2) ..................................          (57,965)          (16,851)           (3,667)             --
  Adjustments to maintain reserves ............           (1,225)             (734)              758               577
                                                  --------------    --------------    --------------    --------------
      Net equity transactions .................       30,540,725        35,658,518         5,315,029           215,674
                                                  --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       27,716,658        34,238,564         5,278,908            64,722
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................       34,238,564              --              64,722              --

CONTRACT OWNERS' EQUITY END OF PERIOD .........   $   61,955,222        34,238,564         5,343,630            64,722
                                                  ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................        3,284,843              --               7,451              --

  Units purchased .............................        3,272,953         5,268,708           687,371             7,725
  Units redeemed ..............................         (452,562)       (1,983,865)          (36,826)             (274)
                                                  --------------    --------------    --------------    --------------
  Ending units ................................        6,105,234         3,284,843           657,996             7,451
                                                  ==============    ==============    ==============    ==============


                                                              NSATGlobTC                          NSATIntGr
                                                  --------------------------------    --------------------------------
                                                        2001              2000              2001              2000
                                                  --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................          (40,127)           (7,094)           (3,005)           (1,419)
  Realized gain (loss) on investments .........       (1,490,589)         (666,792)           (5,889)          (44,806)
  Change in unrealized gain (loss)
    on investments ............................          173,244          (269,811)            1,378               552
  Reinvested capital gains ....................             --              37,037              --                --
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................       (1,357,472)         (906,660)           (7,516)          (45,673)
                                                  --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................          228,966            62,797            20,268            10,547
  Transfers between funds .....................        2,564,472         2,610,774           210,787            73,704
  Redemptions .................................         (474,074)          (13,333)          (33,125)           (1,003)
  Annuity benefits ............................             --                --                --                --
  Annual contract maintenance charges
    (note 2) ..................................           (1,172)             (159)             (114)              (19)
  Contingent deferred sales charges
    (note 2) ..................................           (2,557)               (7)             (943)             --
  Adjustments to maintain reserves ............           (1,251)           (2,719)              112                42
                                                  --------------    --------------    --------------    --------------
      Net equity transactions .................        2,314,384         2,657,353           196,985            83,271
                                                  --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........          956,912         1,750,693           189,469            37,598
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................        1,750,693              --              37,598              --
                                                  --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........        2,707,605         1,750,693           227,067            37,598
                                                  ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................          291,857              --               4,076              --
                                                  --------------    --------------    --------------    --------------
  Units purchased .............................          580,536           342,970            34,779             4,430
  Units redeemed ..............................          (73,556)          (51,113)           (3,875)             (354)
                                                  --------------    --------------    --------------    --------------
  Ending units ................................          798,837           291,857            34,980             4,076
                                                  ==============    ==============    ==============    ==============



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                               NSATGvtBd                                NSATMSecBd
                                                  ------------------------------------    ------------------------------------
                                                        2001                2000                2001                 2000
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $     13,735,016          14,423,072             541,307             163,272
  Realized gain (loss) on investments .........          1,319,490         (12,422,436)            (52,429)             12,751
  Change in unrealized gain (loss)
    on investments ............................          3,831,072          30,923,586            (245,446)             37,475
  Reinvested capital gains ....................            514,449                --                  --                  --
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................         19,400,027          32,924,222             243,432             213,498
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................         13,910,001          12,898,393             524,757             114,661
  Transfers between funds .....................         80,627,100           8,155,023           6,878,958           7,714,710
  Redemptions .................................        (78,102,232)        (66,556,621)         (2,344,252)           (202,253)
  Annuity benefits ............................            (59,190)            (39,947)               --                  --
  Annual contract maintenance charges
    (note 2) ..................................           (141,827)           (123,151)             (3,092)               (286)
  Contingent deferred sales charges
    (note 2) ..................................           (536,096)           (604,961)            (18,476)               (629)
  Adjustments to maintain reserves ............             23,452               8,234                 (36)                 51
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................         15,721,208         (46,263,030)          5,037,859           7,626,254
                                                  ----------------    ----------------    ----------------    ----------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........         35,121,235         (13,338,808)          5,281,291           7,839,752
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................        345,881,047         359,219,855           7,839,752                --
                                                  ----------------    ----------------    ----------------    ----------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $    381,002,282         345,881,047          13,121,043           7,839,752
                                                  ================    ================    ================    ================


CHANGES IN UNITS:
  Beginning units .............................         15,898,580          17,934,615             753,923                --
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................          1,601,762          11,353,116             587,863           1,235,074
  Units redeemed ..............................           (498,925)        (13,389,151)           (113,966)           (481,151)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................         17,001,417          15,898,580           1,227,820             753,923
                                                  ================    ================    ================    ================


                                                                 NSATMyMkt                              NSATSmCapG
                                                  ------------------------------------    ------------------------------------
                                                        2001                 2000               2001                 2000
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income .......................         21,000,940          45,451,893            (171,125)            (58,586)
  Realized gain (loss) on investments .........               --                  --            (2,568,740)         (2,088,074)
  Change in unrealized gain (loss)
    on investments ............................               --                  --             1,206,945            (694,904)
  Reinvested capital gains ....................               --                  --                  --                31,939
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................         21,000,940          45,451,893          (1,532,920)         (2,809,625)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................         53,110,487         110,433,202             815,658             567,409
  Transfers between funds .....................        318,595,458        (152,174,871)         13,210,508          11,770,408
  Redemptions .................................       (362,119,337)       (384,141,359)         (1,812,847)           (527,774)
  Annuity benefits ............................            (56,250)            (28,500)               --                  --
  Annual contract maintenance charges
    (note 2) ..................................           (333,612)           (326,295)             (5,031)             (1,235)
  Contingent deferred sales charges
    (note 2) ..................................         (3,058,154)         (4,393,475)            (14,892)             (6,866)
  Adjustments to maintain reserves ............             69,090              26,232               3,382             (18,430)
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................          6,207,682        (430,605,066)         12,196,778          11,783,512
                                                  ----------------    ----------------    ----------------    ----------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........         27,208,622        (385,153,173)         10,663,858           8,973,887
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................        913,908,289       1,299,061,462           8,973,887                --
                                                  ----------------    ----------------    ----------------    ----------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........        941,116,911         913,908,289          19,637,745           8,973,887
                                                  ================    ================    ================    ================


CHANGES IN UNITS:
  Beginning units .............................         50,718,825          76,321,484           1,115,196                --
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................          2,473,137          89,756,741           1,849,737           1,652,614
  Units redeemed ..............................           (817,168)       (115,359,400)           (189,968)           (537,418)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................         52,374,794          50,718,825           2,774,965           1,115,196
                                                  ================    ================    ================    ================





NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                              NSATSmCapV                           NSATSmCo
                                                  --------------------------------    --------------------------------
                                                        2001              2000              2001             2000
                                                  --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $   (2,312,766)         (985,007)       (3,720,884)       (4,872,452)
  Realized gain (loss) on investments .........          435,615         1,069,734       (33,921,214)       77,654,310
  Change in unrealized gain (loss)
    on investments ............................        9,856,905       (14,334,385)        8,532,676      (111,734,964)
  Reinvested capital gains ....................       15,891,349        17,275,169              --          60,835,212
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................       23,871,103         3,025,511       (29,109,422)       21,882,106
                                                  --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................        6,872,616         4,209,501        10,694,880        18,519,351
  Transfers between funds .....................      128,798,355        49,241,577        (6,377,842)       44,182,558
  Redemptions .................................      (29,142,463)      (11,255,256)      (42,248,717)      (57,810,368)
  Annuity benefits ............................           (9,655)           (2,436)          (84,985)          (82,654)
  Annual contract maintenance charges
    (note 2) ..................................          (63,165)          (20,657)         (127,945)         (123,412)
  Contingent deferred sales charges
    (note 2) ..................................         (240,692)         (130,591)         (439,503)         (711,384)
  Adjustments to maintain reserves ............           (2,616)          (42,402)          (69,487)           27,586
                                                  --------------    --------------    --------------    --------------
      Net equity transactions .................      106,212,380        41,999,736       (38,653,599)        4,001,677
                                                  --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........      130,083,483        45,025,247       (67,763,021)       25,883,783
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................       96,748,069        51,722,822       348,444,350       322,560,567
                                                  --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $  226,831,552        96,748,069       280,681,329       348,444,350
                                                  ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................        8,200,472         4,810,078        14,297,584        14,227,024
                                                  --------------    --------------    --------------    --------------
  Units purchased .............................        8,224,624        17,470,899           503,491        16,304,158
  Units redeemed ..............................       (1,235,775)      (14,080,505)       (2,289,228)      (16,233,598)
                                                  --------------    --------------    --------------    --------------
  Ending units ................................       15,189,321         8,200,472        12,511,847        14,297,584
                                                  ==============    ==============    ==============    ==============


                                                             NSATStMCap                          NSATTotRe
                                                 --------------------------------    --------------------------------
                                                      2001               2000             2001              2000
                                                 --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................        (272,948)         (186,031)       (4,282,540)       (7,301,627)
  Realized gain (loss) on investments .........     (17,897,820)         (975,240)      (45,905,020)      112,525,311
  Change in unrealized gain (loss)
    on investments ............................       9,390,826       (10,150,918)      (80,049,573)     (463,580,827)
  Reinvested capital gains ....................            --             326,797        18,995,468       324,128,385
                                                 --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................      (8,779,942)      (10,985,392)     (111,241,665)      (34,228,758)
                                                 --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................       1,114,179           517,066        24,607,440        41,693,697
  Transfers between funds .....................     (15,327,508)       58,098,955       (38,498,349)     (131,948,139)
  Redemptions .................................      (3,426,847)       (4,144,902)     (110,217,090)     (165,266,764)
  Annuity benefits ............................            --                --            (209,486)         (285,658)
  Annual contract maintenance charges
    (note 2) ..................................          (6,195)           (3,963)         (433,694)         (493,835)
  Contingent deferred sales charges
    (note 2) ..................................         (26,214)          (55,731)       (1,085,377)       (2,102,342)
  Adjustments to maintain reserves ............            (972)           (2,309)          (75,364)          (25,765)
                                                 --------------    --------------    --------------    --------------
      Net equity transactions .................     (17,673,557)       54,409,116      (125,911,920)     (258,428,806)
                                                 --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........     (26,453,499)       43,423,724      (237,153,585)     (292,657,564)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................      43,423,724              --         871,317,930     1,163,975,494
                                                 --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........      16,970,225        43,423,724       634,164,345       871,317,930
                                                 ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................       5,375,674              --          21,330,800        27,501,529
                                                 --------------    --------------    --------------    --------------
  Units purchased .............................         146,529        10,155,124           727,548         4,072,109
  Units redeemed ..............................      (2,466,443)       (4,779,450)       (4,396,946)      (10,242,838)
                                                 --------------    --------------    --------------    --------------
  Ending units ................................       3,055,760         5,375,674        17,661,402        21,330,800
                                                 ==============    ==============    ==============    ==============




                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                               NSATGrFoc                           NBAMTGro
                                                  --------------------------------    --------------------------------
                                                       2001              2000              2001              2000
                                                  --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $      (63,042)           (6,351)       (4,988,905)       (9,756,290)
  Realized gain (loss) on investments .........       (2,791,433)         (472,318)     (363,798,481)      161,222,780
  Change in unrealized gain (loss)
    on investments ............................          155,614          (260,227)        8,220,672      (316,766,270)
  Reinvested capital gains ....................             --                --         198,293,271        58,133,678
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................       (2,698,861)         (738,896)     (162,273,443)     (107,166,102)
                                                  --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................          117,774            21,242        14,026,066        26,057,290
  Transfers between funds .....................        5,526,691         2,804,184       (48,378,512)      180,638,275
  Redemptions .................................         (677,754)           (8,171)      (57,149,283)     (128,150,376)
  Annuity benefits ............................             --                --             (97,392)         (156,825)
  Annual contract maintenance charges
    (note 2) ..................................           (1,409)              (63)         (207,185)         (281,123)
  Contingent deferred sales charges
    (note 2) ..................................           (2,960)              (18)         (421,197)       (1,035,806)
  Adjustments to maintain reserves ............           (1,127)          (19,837)       (2,801,335)        2,966,858
                                                  --------------    --------------    --------------    --------------
      Net equity transactions .................        4,961,215         2,797,337       (95,028,838)       80,038,293
                                                  --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........        2,262,354         2,058,441      (257,302,281)      (27,127,809)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................        2,058,441              --         563,699,785       590,827,594
                                                  --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $    4,320,795         2,058,441       306,397,504       563,699,785
                                                  ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................          325,514              --          13,936,460        12,251,818
                                                  --------------    --------------    --------------    --------------
  Units purchased .............................          897,455           415,939           480,926        21,747,329
  Units redeemed ..............................          (86,894)          (90,425)       (3,618,337)      (20,062,687)
                                                  --------------    --------------    --------------    --------------
  Ending units ................................        1,136,075           325,514        10,799,049        13,936,460
                                                  ==============    ==============    ==============    ==============


                                                             NBAMTGuard                          NBAMTLMat
                                                 --------------------------------    --------------------------------
                                                       2001              2000              2001              2000
                                                 --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................        (439,975)         (299,941)        5,464,292         6,979,893
  Realized gain (loss) on investments .........      (3,074,706)        2,366,098        (2,396,985)       (3,922,677)
  Change in unrealized gain (loss)
    on investments ............................      (2,463,476)       (2,749,827)        5,456,547         3,046,369
  Reinvested capital gains ....................       3,537,781              --                --                --
                                                 --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................      (2,440,376)         (683,670)        8,523,854         6,103,585
                                                 --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................       1,966,251         2,631,995         3,851,164         3,513,872
  Transfers between funds .....................      17,409,891        (5,343,030)       27,239,745        (4,280,007)
  Redemptions .................................      (8,522,657)       (6,836,772)      (26,051,983)      (26,304,858)
  Annuity benefits ............................            --                --             (40,735)          (39,050)
  Annual contract maintenance charges
    (note 2) ..................................         (19,961)          (14,357)          (43,951)          (40,212)
  Contingent deferred sales charges
    (note 2) ..................................         (72,621)          (98,856)         (154,426)         (186,195)
  Adjustments to maintain reserves ............          18,839             1,634           105,183           (84,157)
                                                 --------------    --------------    --------------    --------------
      Net equity transactions .................      10,779,742        (9,659,386)        4,904,997       (27,420,607)
                                                 --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       8,339,366       (10,343,056)       13,428,851       (21,317,022)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................      37,395,138        47,738,194       119,116,070       140,433,092
                                                 --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........      45,734,504        37,395,138       132,544,921       119,116,070
                                                 ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................       3,562,208         4,537,424         7,529,063         9,336,870
                                                 --------------    --------------    --------------    --------------
  Units purchased .............................       1,203,519         4,557,908           803,270         3,481,375
  Units redeemed ..............................        (281,625)       (5,533,124)         (251,539)       (5,289,182)
                                                 --------------    --------------    --------------    --------------
  Ending units ................................       4,484,102         3,562,208         8,080,794         7,529,063
                                                 ==============    ==============    ==============    ==============




NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                               NBAMTPart                          OppAggGro
                                                  --------------------------------    --------------------------------
                                                       2001               2000              2001              2000
                                                  --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $   (3,209,042)       (2,159,706)         (141,674)         (599,214)
  Realized gain (loss) on investments .........      (31,519,114)      (46,883,775)      (61,945,589)       (3,990,201)
  Change in unrealized gain (loss)
    on investments ............................        4,790,368       (34,016,160)       30,319,868       (31,970,529)
  Reinvested capital gains ....................       13,023,030        77,462,093         8,477,879              --
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................      (16,914,758)       (5,597,548)      (23,289,516)      (36,559,944)
                                                  --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................       11,492,775        18,357,180         4,942,600         4,817,207
  Transfers between funds .....................      (14,026,961)      (93,193,847)      (27,533,758)      130,005,890
  Redemptions .................................      (49,081,721)      (62,744,678)       (8,087,383)       (7,209,683)
  Annuity benefits ............................          (84,435)          (58,189)             --                --
  Annual contract maintenance charges
    (note 2) ..................................         (140,819)         (154,158)          (26,399)          (12,684)
  Contingent deferred sales charges
    (note 2) ..................................         (608,149)         (942,253)          (69,342)          (81,134)
  Adjustments to maintain reserves ............           (3,260)           16,063            66,516          (284,032)
                                                  --------------    --------------    --------------    --------------
      Net equity transactions .................      (52,452,570)     (138,719,882)      (30,707,766)      127,235,564
                                                  --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........      (69,367,328)     (144,317,430)      (53,997,282)       90,675,620
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................      376,509,048       520,826,478        90,675,620              --
                                                  --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $  307,141,720       376,509,048        36,678,338        90,675,620
                                                  ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................       15,596,919        21,442,631        11,693,759              --
                                                  --------------    --------------    --------------    --------------
  Units purchased .............................          517,798         5,493,330           760,094        18,703,742
  Units redeemed ..............................       (2,843,313)      (11,339,042)       (5,477,973)       (7,009,983)
                                                  --------------    --------------    --------------    --------------
  Ending units ................................       13,271,404        15,596,919         6,975,880        11,693,759
                                                  ==============    ==============    ==============    ==============


                                                               OppBdFd                              OppCapAp
                                                  --------------------------------    --------------------------------
                                                       2001               2000             2001              2000
                                                  --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................       15,440,562        17,817,962        (1,928,314)       (4,035,648)
  Realized gain (loss) on investments .........       (6,389,828)       (3,503,498)      (20,522,762)       19,759,469
  Change in unrealized gain (loss)
    on investments ............................        6,030,326        (2,972,753)      (51,979,681)      (46,441,022)
  Reinvested capital gains ....................             --                --          28,211,592        18,886,990
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................       15,081,060        11,341,711       (46,219,165)      (11,830,211)
                                                  --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................        8,500,638        11,361,432        15,138,058        28,339,519
  Transfers between funds .....................       40,776,617       (20,130,935)      (12,795,521)      168,359,249
  Redemptions .................................      (46,300,141)      (44,423,564)      (37,568,517)      (63,425,378)
  Annuity benefits ............................          (75,824)          (44,219)          (34,952)          (24,885)
  Annual contract maintenance charges
    (note 2) ..................................          (85,306)          (75,096)         (131,843)         (110,754)
  Contingent deferred sales charges
    (note 2) ..................................         (429,035)         (513,519)         (386,490)         (869,369)
  Adjustments to maintain reserves ............            4,927            17,961           173,325            26,296
                                                  --------------    --------------    --------------    --------------
      Net equity transactions .................        2,391,876       (53,807,940)      (35,605,940)      132,294,678
                                                  --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       17,472,936       (42,466,229)      (81,825,105)      120,464,467
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................      245,982,059       288,448,288       329,217,939       208,753,472
                                                  --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........      263,454,995       245,982,059       247,392,834       329,217,939
                                                  ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................       15,613,184        19,088,515        18,754,596        11,706,337
                                                  --------------    --------------    --------------    --------------
  Units purchased .............................          114,498         3,281,410         1,043,322        21,416,415
  Units redeemed ..............................          (37,365)       (6,756,741)       (3,471,112)      (14,368,156)
                                                  --------------    --------------    --------------    --------------
  Ending units ................................       15,690,317        15,613,184        16,326,806        18,754,596
                                                  ==============    ==============    ==============    ==============






                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                               OppGlSec                           OppMSGrInc
                                                  --------------------------------    --------------------------------
                                                        2001             2000              2001               2000
                                                  --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $   (3,811,124)       (9,497,905)         (178,541)          (63,915)
  Realized gain (loss) on investments .........       23,327,591        88,151,651        (1,233,256)          (70,499)
  Change in unrealized gain (loss)
    on investments ............................     (213,722,128)     (176,946,955)         (666,772)       (1,233,088)
  Reinvested capital gains ....................       90,344,262       129,198,733              --                --
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................     (103,861,399)       30,905,524        (2,078,569)       (1,367,502)
                                                  --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................       21,329,171        34,741,674         2,922,255         1,660,840
  Transfers between funds .....................      (29,143,488)       49,479,272        12,877,924        14,231,872
  Redemptions .................................     (104,586,710)     (137,477,088)       (3,390,699)       (1,332,873)
  Annuity benefits ............................         (168,231)         (169,049)             --                --
  Annual contract maintenance charges
    (note 2) ..................................         (239,147)         (253,205)           (7,189)             (972)
  Contingent deferred sales charges
    (note 2) ..................................         (899,446)       (1,490,451)          (35,902)          (12,100)
  Adjustments to maintain reserves ............           18,047            46,305             1,442           (14,454)
                                                  --------------    --------------    --------------    --------------
      Net equity transactions .................     (113,689,804)      (55,122,542)       12,367,831        14,532,313
                                                  --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........     (217,551,203)      (24,217,018)       10,289,262        13,164,811
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................      789,487,530       813,704,548        13,164,811              --
                                                  --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $  571,936,327       789,487,530        23,454,073        13,164,811
                                                  ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................       28,160,751        30,115,619         1,467,079              --
                                                                    --------------    --------------    --------------
  Units purchased .............................          887,557        13,821,576         1,743,977         2,120,258
  Units redeemed ..............................       (5,564,826)      (15,776,444)         (261,864)         (653,179)
                                                  --------------    --------------    --------------    --------------
  Ending units ................................       23,483,482        28,160,751         2,949,192         1,467,079
                                                  ==============    ==============    ==============    ==============

                                                                OppMult                             StOpp2
                                                  --------------------------------    --------------------------------
                                                       2001               2000              2001             2000
                                                  --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................        6,500,458         9,482,004        (5,854,796)      (12,067,686)
  Realized gain (loss) on investments .........        2,674,898        11,689,162        25,760,670        60,117,051
  Change in unrealized gain (loss)
    on investments ............................      (21,319,560)      (26,097,733)     (171,004,754)     (113,708,446)
  Reinvested capital gains ....................       13,422,366        19,342,890       109,245,448       109,148,007
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................        1,278,162        14,416,323       (41,853,432)       43,488,926
                                                  --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................        7,815,482        10,403,792        22,864,601        32,548,031
  Transfers between funds .....................       12,451,190        (7,978,151)       10,010,347         7,798,254
  Redemptions .................................      (44,014,061)      (47,337,976)     (127,338,091)     (150,417,377)
  Annuity benefits ............................          (74,741)          (75,509)         (105,003)         (115,482)
  Annual contract maintenance charges
    (note 2) ..................................         (109,928)         (107,126)         (331,383)         (331,361)
  Contingent deferred sales charges
    (note 2) ..................................         (367,577)         (495,651)         (891,603)       (1,492,196)
  Adjustments to maintain reserves ............           (1,827)           (8,284)           12,746            48,004
                                                  --------------    --------------    --------------    --------------
      Net equity transactions .................      (24,301,462)      (45,598,905)      (95,778,386)     (111,962,127)
                                                  --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........      (23,023,300)      (31,182,582)     (137,631,818)      (68,473,201)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................      268,446,490       299,629,072       852,390,838       920,864,039
                                                  --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........      245,423,190       268,446,490       714,759,020       852,390,838
                                                  ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................       12,317,917        14,388,482        23,556,579        26,685,317
                                                  --------------    --------------    --------------    --------------
  Units purchased .............................          982,031         2,440,645           981,693         6,947,813
  Units redeemed ..............................       (2,132,722)       (4,511,210)       (3,802,499)      (10,076,551)
                                                  --------------    --------------    --------------    --------------
  Ending units ................................       11,167,226        12,317,917        20,735,773        23,556,579
                                                  ==============    ==============    ==============    ==============






NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                               StDisc2                             StIntStk2
                                                  --------------------------------    --------------------------------
                                                        2001              2000              2001              2000
                                                  --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $     (722,287)       (1,784,727)         (438,425)       (1,113,146)
  Realized gain (loss) on investments .........       (6,058,275)         (658,639)      (11,922,240)       (2,574,089)
  Change in unrealized gain (loss)
    on investments ............................      (12,015,504)        7,774,816         3,163,891       (24,695,898)
  Reinvested capital gains ....................       20,374,721              --           1,395,153              --
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................        1,578,655         5,331,450        (7,801,621)      (28,383,133)
                                                  --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................        2,975,412         4,130,307         1,359,085         3,641,000
  Transfers between funds .....................        1,453,029        (5,550,833)       (6,388,182)      (19,680,428)
  Redemptions .................................      (17,907,309)      (20,722,473)       (4,357,135)      (13,768,132)
  Annuity benefits ............................          (21,747)          (16,888)           (4,563)           (8,305)
  Annual contract maintenance charges
    (note 2) ..................................          (58,622)          (60,236)          (15,496)          (26,429)
  Contingent deferred sales charges
    (note 2) ..................................         (135,803)         (210,491)          (51,925)         (155,800)
  Adjustments to maintain reserves ............           (2,209)            4,109             6,432             5,889
                                                  --------------    --------------    --------------    --------------
      Net equity transactions .................      (13,697,249)      (22,426,505)       (9,451,784)      (29,992,205)
                                                  --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........      (12,118,594)      (17,095,055)      (17,253,405)      (58,375,338)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................      117,887,042       134,982,097        41,836,831       100,212,169
                                                  --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $  105,768,448       117,887,042        24,583,426        41,836,831
                                                  ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................        6,350,092         7,493,723         4,251,346         6,077,598
                                                  --------------    --------------    --------------    --------------
  Units purchased .............................          269,344         2,265,956           144,676        49,933,592
  Units redeemed ..............................       (1,089,147)       (3,409,587)       (1,143,852)      (51,759,844)
                                                  --------------    --------------    --------------    --------------
  Ending units ................................        5,530,289         6,350,092         3,252,170         4,251,346
                                                  ==============    ==============    ==============    ==============


                                                               UIFEmMkt                             UIFUSRE
                                                  --------------------------------    --------------------------------
                                                        2001             2000               2001             2000
                                                  --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income .......................          749,529           977,830         3,096,430        31,478,567
  Realized gain (loss) on investments .........         (566,159)          453,963         3,571,336        (2,786,892)
  Change in unrealized gain (loss)
    on investments ............................          550,963          (673,802)          896,242        19,366,953
  Reinvested capital gains ....................             --                --           1,068,776           601,441
                                                  --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................          734,333           757,991         8,632,784        48,660,069
                                                  --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................          452,752           728,070         3,661,129         4,028,663
  Transfers between funds .....................          158,808         1,210,281        13,753,415         8,681,768
  Redemptions .................................       (2,146,346)       (1,348,998)      (18,073,860)      (15,485,039)
  Annuity benefits ............................           (2,857)             --             (14,173)           (7,168)
  Annual contract maintenance charges
    (note 2) ..................................           (5,037)           (3,677)          (44,133)          (33,942)
  Contingent deferred sales charges
    (note 2) ..................................          (43,952)          (17,669)         (168,794)         (190,634)
  Adjustments to maintain reserves ............          (12,486)          (23,081)          (41,978)      (23,887,328)
                                                  --------------    --------------    --------------    --------------
      Net equity transactions .................       (1,599,118)          544,926          (928,394)      (26,893,680)
                                                  --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........         (864,785)        1,302,917         7,704,390        21,766,389
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................       10,839,640         9,536,723       122,735,571       100,969,182
                                                  --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........        9,974,855        10,839,640       130,439,961       122,735,571
                                                  ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units .............................        1,115,156         1,078,274         6,536,816         6,794,104
                                                  --------------    --------------    --------------    --------------
  Units purchased .............................           67,799           761,145         3,274,373        10,800,445
  Units redeemed ..............................         (237,949)         (724,263)       (3,398,341)      (11,057,733)
                                                  --------------    --------------    --------------    --------------
  Ending units ................................          945,006         1,115,156         6,412,848         6,536,816
                                                  ==============    ==============    ==============    ==============






                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                        VEWrldBd                       VEWrldEMkt
                                             ------------------------------  ------------------------------
                                                   2001            2000           2001            2000
                                             --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Net investment income ..................   $    1,529,622       2,452,512        (628,845)     (1,415,017)
  Realized gain (loss) on investments ....       (1,280,625)     (8,868,923)    (11,217,331)     (3,823,213)
  Change in unrealized gain (loss)
    on investments .......................       (3,167,993)      6,299,160       9,410,111     (39,685,719)
  Reinvested capital gains ...............             --              --              --              --
                                             --------------  --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................       (2,918,996)       (117,251)     (2,436,065)    (44,923,949)
                                             --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................          969,678       1,751,377       2,415,641       6,015,638
  Transfers between funds ................      (10,732,118)       (183,531)      1,049,739     (45,831,549)
  Redemptions ............................       (7,980,525)     (9,690,291)     (5,947,287)    (19,267,027)
  Annuity benefits .......................          (20,863)        (13,291)         (9,710)        (20,169)
  Annual contract maintenance charges
    (note 2) .............................          (20,001)        (21,499)        (26,071)        (39,865)
  Contingent deferred sales charges
    (note 2) .............................          (60,594)        (85,017)        (66,788)       (227,812)
  Adjustments to maintain reserves .......           10,131          (3,871)        (17,910)           (743)
                                             --------------  --------------  --------------  --------------
      Net equity transactions ............      (17,834,292)     (8,246,123)     (2,602,386)    (59,371,527)
                                             --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....      (20,753,288)     (8,363,374)     (5,038,451)   (104,295,476)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................       58,525,199      66,888,573      47,930,088     152,225,564
                                             --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ....   $   37,771,911      58,525,199      42,891,637      47,930,088
                                             ==============  ==============  ==============  ==============


CHANGES IN UNITS:
  Beginning units ........................        4,384,244       4,986,867       7,394,989      13,485,153
                                             --------------  --------------  --------------  --------------
  Units purchased ........................           75,775       6,946,695         779,224      38,726,585
  Units redeemed .........................       (1,462,291)     (7,549,318)     (1,337,305)    (44,816,749)
                                             --------------  --------------  --------------  --------------
  Ending units ...........................        2,997,728       4,384,244       6,836,908       7,394,989
                                             ==============  ==============  ==============  ==============


                                                         VEWrldHAs
                                              ------------------------------
                                                    2001            2000
                                              --------------  --------------
INVESTMENT ACTIVITY:
  Net investment income ..................           (54,520)        (23,393)
  Realized gain (loss) on investments ....        (2,871,909)      4,985,474
  Change in unrealized gain (loss)
    on investments .......................        (3,111,337)       (988,569)
  Reinvested capital gains ...............              --              --
                                              --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .........................        (6,037,766)      3,973,512
                                              --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................         1,224,816       2,004,013
  Transfers between funds ................        (5,504,013)     (5,884,434)
  Redemptions ............................        (6,605,810)    (10,250,199)
  Annuity benefits .......................           (10,646)        (12,219)
  Annual contract maintenance charges
    (note 2) .............................           (26,582)        (28,916)
  Contingent deferred sales charges
    (note 2) .............................           (53,329)        (98,238)
  Adjustments to maintain reserves .......            (7,803)        (10,373)
                                              --------------  --------------
      Net equity transactions ............       (10,983,367)    (14,280,366)
                                              --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....       (17,021,133)    (10,306,854)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................        52,892,660      63,199,514
                                              --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ....        35,871,527      52,892,660
                                              ==============  ==============


CHANGES IN UNITS:
  Beginning units ........................         4,035,756       5,295,189
                                              --------------  --------------
  Units purchased ........................           106,027      11,118,861
  Units redeemed .........................        (1,048,293)    (12,378,294)
                                              --------------  --------------
  Ending units ...........................         3,093,490       4,035,756
                                              ==============  ==============



See accompanying notes to financial statements.


                         NATIONWIDE VARIABLE ACCOUNT-II
                          NOTES TO FINANCIAL STATEMENTS
                            December 31,2001 and 2000

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a) Organization and Nature of Operations

       The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

       The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

    (b) The Contracts

       Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

       With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

           Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
               American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation
                 (ACVPCapAp)
               American Century VP - American Century VP Income & Growth
                 (ACVPIncGr)
               American Century VP - American Century VP International
                 (ACVPInt)
               American Century VP - American Century VP Value (ACVPValue)

           Funds of the American Variable Insurance Series (American VIS) (available only for contracts issued on or after May 1, 1987 and before September 1, 1989);
               American VIS - Growth Fund (AVISGro)
               American VIS - High-Yield Bond Fund (AVISHiYld)
               American VIS - U.S.Government/AAA-Rated Securities Fund (AVISGvt)

           Portfolios of the Credit Suisse Trust;
               Credit Suisse Trust - Global Post-Venture Capital Portfolio
                 (CSWPGPV)
               Credit Suisse Trust - International Equity Portfolio (CSWPIntEq) Credit Suisse Trust - Small Cap Growth Portfolio (CSWPSmCoGr)

           Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
               Dreyfus IP - European Equity Portfolio (DryEuroEq)

           The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

           Dreyfus Stock Index Fund (DryStkIx)

           Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
               Dreyfus VIF - Appreciation Portfolio (DryAp)
               Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

           Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity VIP);
               Fidelity(R) VIP - Equity-Income Portfolio:Initial Class
                 (FidVIPEI)
               Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr) Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI) Fidelity(R) VIP - Overseas Portfolio: Initial Class
                 (FidVIPOv)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, Continued


Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity VIP-II);
  Fidelity(R) VIP-II - Asset Manager Portfolio: Initial Class (FidVIPAM)
  Fidelity(R) VIP-II - Contrafund Portfolio: Initial Class (FidVIPCon)
Portfolio of the Fidelity(R) Variable Insurance Products Fund III (Fidelity VIP-III);
  Fidelity(R) VIP-III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
Portfolios of the Janus Aspen Series (Janus AS);
  Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
  Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
  Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
Funds of the Nationwide Separate Account Trust (Nationwide SAT)
(managed for a fee by an affiliated investment advisor);
  Nationwide(R) SAT - Capital Appreciation Fund Class I (NSATCapAp)
  Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I (NSATMidCapIx)
  Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I (NSATEmMkt)
  Nationwide(R) SAT - Gartmore Global Technology & Communications Fund Class I (NSATGlobTC)
  Nationwide(R) SAT - Gartmore International Growth Fund Class I (NSATIntGr)
  Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd)
  Nationwide(R) SAT - Investor Destinations Aggressive Fund (NSATIDAgg)*
  Nationwide(R) SAT - Investor Destinations Conservative Fund (NSATIDCon)*
  Nationwide(R) SAT - Investor Destinations Moderate Fund (NSATIDMod)*
  Nationwide(R) SAT - Investor Destinations Moderately Aggressive Fund (NSATIDModAgg)*
  Nationwide(R) SAT - Investor Destinations Moderately Conservative Fund (NSATIDModCon)*
  Nationwide(R) SAT - MAS NSAT Multi Sector Bond Fund Class I (NSATMSecBd)
  Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt)
  Nationwide(R) SAT - Nationwide(R) Small Cap Growth Fund Class I (NSATSmCapG)
  Nationwide(R) SAT - Nationwide(R) Small Cap Value Fund Class I (NSATSmCapV)
  Nationwide(R) SAT - Nationwide(R) Small Company Fund Class I (NSATSmCo)
  Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I (NSATStMCap)
     (formerly Nationwide(R) Separate Account Trust - Strategic Growth Fund)
  Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe)
  Nationwide(R) SAT - Turner Growth Focus Fund Class I (NSATGrFoc)
Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
  Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
  Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
  Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
  Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
Funds of the Oppenheimer Variable Account Funds;
  Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
  Oppenheimer Bond Fund/VA (OppBdFd)
  Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
  Oppenheimer Global Securities Fund/VA (OppGlSec)
  Oppenheimer Main Street Growth & Income Fund/VA (OppMSGrInc)
  Oppenheimer Multiple Strategies Fund/VA (OppMult)
Strong Opportunity Fund II, Inc. (StOpp2)
Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
  Strong VIF - Strong Discovery Fund II (StDisc2)
  Strong VIF - Strong International Stock Fund II (StIntStk2)
The Universal Institutional Funds, Inc. (UIF);
  UIF - Emerging Markets Debt Portfolio (UIFEmMkt)
  UIF - U.S. Real Estate Portfolio (UIFUSRE)

       Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
          Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
          Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
          Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         *At December 31, 2001, contract owners have not invested in this fund.

    The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

    The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

    A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

    Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c) Security Valuation, Transactions and Related Investment Income

    The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

(d) Federal Income Taxes

    Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

    The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

    Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

(2) EXPENSES

    The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after December 15, 1988, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

    The following contract charges are deducted by the Company: (a) for The BEST OF AMERICA(R) contracts, an annual contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by surrendering units; and (b) for The BEST OF AMERICA(R) contracts issued prior to December 15, 1988, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for The BEST OF AMERICA(R) contracts issued on or after December 15, 1988, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for The BEST OF AMERICA(R) America's Vision Annuity(SM) contracts, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively; and for The BEST OF AMERICA(R) Nationwide Insurance Enterprise Annuity contracts, a mortality risk charge assessed through the daily unit value calculation equal to an annual rate of 0.80%.

(3) RELATED PARTY TRANSACTIONS

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate and total return for each of the periods in the five year period ended December 31, 2001.


                                               CONTRACT                    UNIT             CONTRACT        TOTAL
                                             EXPENSE RATE*     UNITS     FAIR VALUE      OWNERS' EQUITY    RETURN**
                                             -------------     -----     ----------      --------------    --------
    American Century Variable Portfolios, Inc.-
    American Century VP Balanced
         2001  ................................. 0.80%            18,914   $ 15.136400   $      286,295      -4.32%
                                                 1.30%         3,923,625     18.559606       72,820,937      -4.80%
                                                 1.40%         3,993,777     17.020275       67,975,191      -4.90%
         2000  ................................. 0.80%            19,522     15.819174          308,822      -3.43%
                                                 1.30%         4,361,533     19.495665       85,030,986      -3.91%
                                                 1.40%         4,663,795     17.896947       83,467,692      -4.01%
         1999  ................................. 0.80%            22,159     16.380267          362,970       9.18%
                                                 1.30%         5,256,044     20.288854      106,639,109       8.63%
                                                 1.40%         5,334,003     18.643877       99,446,496       8.52%
         1998  ................................. 0.80%            23,530     15.003357          353,029      14.85%
                                                 1.30%         5,996,007     18.677491      111,990,367      14.27%
                                                 1.40%         5,583,901     17.180551       95,934,496      14.15%
         1997  ................................. 0.80%            13,088     13.063915          170,981      14.88%
                                                 1.30%         5,856,813     16.345418       95,732,057      14.30%
                                                 1.40%         4,838,477     15.050621       72,822,084      14.19%

    American Century Variable Portfolios, Inc.-
    American Century VP Capital Appreciation
         2001  ................................. 0.80%            41,673     11.002785          458,518     -28.65%
                                                 1.30%         6,194,078     27.088550      167,788,591     -29.01%
                                                 1.40%         4,632,303     13.736351       63,630,940     -29.08%
         2000  ................................. 0.80%            51,447     15.419843          793,305       8.17%
                                                 1.30%         7,959,747     38.157123      303,721,045       7.62%
                                                 1.40%         7,055,526     19.368910      136,657,848       7.52%
         1999  ................................. 0.80%            20,557     14.255724          293,055      63.21%
                                                 1.30%         7,862,693     35.454211      278,765,577      62.39%
                                                 1.40%         5,527,913     18.015046       99,585,607      62.22%
         1998  ................................. 0.80%            18,219      8.734621          159,136      -2.94%
                                                 1.30%         8,891,042     21.832994      194,118,067      -3.43%
                                                 1.40%         5,094,616     11.105046       56,575,945      -3.53%
         1997  ................................. 0.80%            19,350      8.999141          174,133      -4.03%
                                                 1.30%        11,745,644     22.608168      265,547,493      -4.52%
                                                 1.40%         6,424,116     11.511011       73,948,070      -4.61%

    American Century Variable Portfolios, Inc.-
    American Century VP Income & Growth
         2001  ................................. 0.80%             8,180     10.251735           83,858      -9.09%
                                                 1.30%         3,229,945     10.063450       32,504,386      -9.55%
                                                 1.40%         3,145,423     10.026074       31,536,246      -9.64%
         2000  ................................. 0.80%             5,868     11.276864           66,173     -11.33%
                                                 1.30%         3,560,031     11.126222       39,609,695     -11.77%
                                                 1.40%         3,418,902     11.096215       37,936,872     -11.86%
         1999  ................................. 0.80%             5,509     12.717310           70,060      17.08%
                                                 1.30%         3,486,007     12.610627       43,960,734      16.49%
                                                 1.40%         3,162,385     12.589315       39,812,261      16.37%
         1998  ................................. 0.80%             2,541     10.862433           27,601       8.62% 05/01/98
                                                 1.30%         2,046,928     10.825822       22,159,678       8.26% 05/01/98
                                                 1.40%         1,527,644     10.818483       16,526,791       8.18% 05/01/98

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                           CONTRACT                       UNIT           CONTRACT          TOTAL
                                         EXPENSE RATE*      UNITS      FAIR VALUE     OWNERS' EQUITY      RETURN**
                                         -------------      -----      ----------     --------------      --------
American Century Variable Portfolios, Inc.-
American Century VP International
     2001  ................................. 0.80%           23,935     15.371394            367,920        -29.74%
                                             1.30%        6,318,356     14.979094         94,643,253        -30.10%
                                             1.40%        5,971,956     14.866936         88,784,689        -30.17%
     2000  ................................. 0.80%           27,765     21.879287            607,478        -17.49%
                                             1.30%        8,210,709     21.429753        175,953,466        -17.90%
                                             1.40%        8,202,456     21.291032        174,638,753        -17.98%
     1999  ................................. 0.80%           18,049     26.516535            478,597         62.73%
                                             1.30%        8,418,918     26.102697        219,756,466         61.92%
                                             1.40%        8,622,540     25.959887        223,840,164         61.75%
     1998  ................................. 0.80%           15,993     16.294485            260,598         17.81%
                                             1.30%        8,709,163     16.121219        140,402,324         17.22%
                                             1.40%        9,416,993     16.049229        151,135,477         17.10%
     1997  ................................. 0.80%           12,542     13.831167            173,470         17.69%
                                             1.30%        6,327,934     13.753336         87,030,202         17.09%
                                             1.40%        6,868,887     13.705793         94,143,543         16.97%

American Century Variable Portfolios, Inc.-
American Century VP Value
     2001  ................................. 0.80%           21,820     17.018183            371,333         11.91%
                                             1.30%        6,050,734     16.591903        100,393,194         11.35%
                                             1.40%        6,664,788     16.507696        110,020,288         11.23%
     2000  ................................. 0.80%            8,057     15.206417            122,518         17.20%
                                             1.30%        2,877,118     14.901045         42,872,065         16.62%
                                             1.40%        3,695,945     14.840550         54,849,857         16.50%
     1999  ................................. 0.80%           10,946     12.974490            142,019         -1.64%
                                             1.30%        1,991,906     12.777944         25,452,463         -2.14%
                                             1.40%        2,562,308     12.738880         32,640,934         -2.24%
     1998  ................................. 0.80%           11,797     13.191239            155,617          3.97%
                                             1.30%        2,332,484     13.057214         30,455,743          3.45%
                                             1.40%        2,924,326     13.030493         38,105,409          3.34%
     1997  ................................. 0.80%           10,578     12.687119            134,204         25.07%
                                             1.30%        2,331,383     12.621843         29,426,350         24.44%
                                             1.40%        3,080,976     12.608786         38,847,367         24.32%

American Variable Insurance Series - Growth
Fund
     2001  ................................. 1.30%          473,727     54.780019         25,950,752        -19.01%
     2000  ................................. 1.30%          553,384     67.636095         37,428,733          3.37%
     1999  ................................. 1.30%          635,473     65.428997         41,578,361         55.58%
     1998  ................................. 1.30%          740,145     42.056137         31,127,640         33.79%
     1997  ................................. 1.30%          843,498     31.433956         26,514,479         28.41%

American Variable Insurance Series -
High-Yield Bond Fund
     2001  ................................. 1.30%           57,996     27.135785          1,573,778          6.60%
     2000  ................................. 1.30%           65,619     25.454935          1,670,327         -4.31%
     1999  ................................. 1.30%           78,579     26.601827          2,090,345          4.42%
     1998  ................................. 1.30%          100,976     25.475118          2,572,376         -0.86%
     1997  ................................. 1.30%          123,894     25.696356          3,183,624         10.95%

American Variable Insurance Series - U.S.
Government/AAA-Rated Securities Fund
     2001  ..................................1.30%          121,523     24.088283          2,927,289          5.84%
     2000  ..................................1.30%          130,827     22.759646          2,977,576         10.25%
     1999  ..................................1.30%          169,205     20.644287          3,493,117         -1.82%
     1998  ..................................1.30%          211,100     21.026607          4,438,717          6.78%
     1997  ..................................1.30%          258,271     19.690955          5,085,603          7.04%


                                           CONTRACT                                   UNIT               CONTRACT         TOTAL
                                         EXPENSE RATE*            UNITS            FAIR VALUE         OWNERS' EQUITY    RETURN(**)
                                         -------------            -----            ----------         --------------    ----------
Credit Suisse Trust - Global Post-Venture
Capital Portfolio
     2001  ................................  0.80%                  3,414            11.148756               38,057        -29.21%
                                             1.30%                916,771            10.869241            9,964,601        -29.57%
                                             1.40%                585,736            10.814008            6,334,153        -29.64%
     2000  ................................  0.80%                  4,978            15.749145               78,399        -19.58%
                                             1.30%              1,288,253            15.432781           19,881,326        -19.99%
                                             1.40%                993,737            15.370073           15,273,810        -20.07%
     1999  ................................  0.80%                  2,910            19.584772               56,992         62.19%
                                             1.30%              1,376,514            19.288213           26,550,495         61.38%
                                             1.40%              1,650,674            19.229243           31,741,211         61.21%
     1998  ................................  0.80%                  3,794            12.075066               45,813          5.66%
                                             1.30%                979,637            11.952364           11,708,978          5.13%
                                             1.40%                874,497            11.927880           10,430,895          5.02%
     1997  ................................  0.80%                  3,328            11.428435               38,034         12.43%
                                             1.30%                707,736            11.369600            8,046,675         11.86%
                                             1.40%                580,576            11.357831            6,594,084         11.75%

Credit Suisse Trust - International Equity
Portfolio
     2001  ................................  0.80%                  6,899             9.883302               68,185        -22.90%
                                             1.30%              4,524,393             9.863392           44,625,864        -23.29%
                                             1.40%              5,686,487             9.798673           55,720,031        -23.37%
     2000  ................................  0.80%                  7,880            12.818931              101,013        -26.49%
                                             1.30%              5,559,302            12.858441           71,483,957        -26.86%
                                             1.40%              7,287,295            12.787120           93,183,516        -26.93%
     1999  ................................  0.80%                  7,023            17.437474              122,463         52.21%
                                             1.30%              7,260,250            17.579480          127,631,420         51.44%
                                             1.40%              9,029,739            17.499626          158,017,055         51.29%
     1998  ................................  0.80%                  6,952            11.456500               79,646          4.50%
                                             1.30%              8,662,434            11.608185          100,555,136          3.98%
                                             1.40%             10,971,532            11.567145          126,909,302          3.87%
     1997  ................................  0.80%                 17,214            10.962668              188,711         -3.04%
                                             1.30%             11,097,293            11.164048          123,890,712         -3.53%
                                             1.40%             14,603,429            11.135857          162,621,697         -3.63%

Credit Suisse Trust - Small Cap Growth
Portfolio
     2001  ................................  0.80%                 35,985            15.819291              569,256        -16.69%
                                             1.30%              7,315,425            17.100411          125,096,781        -17.11%
                                             1.40%              6,572,671            16.988109          111,657,254        -17.19%
     2000  ................................  0.80%                 43,379            18.987355              823,652        -18.77%
                                             1.30%              8,717,167            20.629953          179,834,746        -19.17%
                                             1.40%              7,851,571            20.515433          161,078,379        -19.25%
     1999  ................................  0.80%                 32,764            23.373394              765,806         67.73%
                                             1.30%              9,345,473            25.523630          238,530,395         66.88%
                                             1.40%              9,475,778            25.407601          240,756,787         66.72%
     1998  ................................  0.80%                 36,247            13.935312              505,113         -3.63%
                                             1.30%             10,310,188            15.294249          157,686,583         -4.12%
                                             1.40%             10,671,357            15.240137          162,632,943         -4.21%
     1997  ................................  0.80%                 38,323            14.460130              554,156         14.72%
                                             1.30%             11,681,454            15.950665          186,326,959         14.15%
                                             1.40%             12,347,057            15.910364          196,446,171         14.03%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                            CONTRACT                       UNIT              CONTRACT       TOTAL
                                          EXPENSE RATE*        UNITS    FAIR VALUE       OWNERS' EQUITY   RETURN**
                                          -------------        -----    ----------       --------------   --------
Dreyfus Investment Portfolios - European
Equity Portfolio
     2001  ................................  0.80%             3,110       6.632954            20,627      -28.71%
                                             1.30%           142,395       6.577246           936,568      -29.07%
                                             1.40%           133,527       6.566134           876,758      -29.14%
     2000  ................................  0.80%               650       9.303892             6,048       -6.96% 05/01/00
                                             1.30%            99,169       9.272855           919,580       -7.27% 05/01/00
                                             1.40%           113,791       9.266641         1,054,460       -7.33% 5/01/00

Dreyfus Socially Responsible Growth Fund,
Inc., The
     2001  ................................  0.80%            38,326      17.769005           681,007      -23.20%
                                             1.30%         5,375,905      23.760745       127,735,513      -23.59%
                                             1.40%         3,917,325      22.328068        87,466,291      -23.67%
     2000  ................................  0.80%            46,736      23.136255         1,081,296      -11.74%
                                             1.30%         6,271,857      31.095821       195,028,543      -12.18%
                                             1.40%         5,303,337      29.250748       155,126,574      -12.27%
     1999  ................................  0.80%            44,406      26.214069         1,164,062       29.04%
                                             1.30%         6,009,014      35.410022       212,779,318       28.39%
                                             1.40%         5,373,686      33.342555       179,172,421       28.26%
     1998  ................................  0.80%            21,250      20.314721           431,688       28.35%
                                             1.30%         4,943,293      27.580026       136,336,149       27.70%
                                             1.40%         4,946,872      25.996040       128,599,082       27.57%
     1997  ................................  0.80%            15,824      15.827982           250,462       27.41%
                                             1.30%         4,163,981      21.597400        89,931,163       26.77%
                                             1.40%         4,479,872      20.377644        91,289,237       26.64%

Dreyfus Stock Index Fund
     2001  ................................  0.80%           125,242      20.226586         2,533,212      -12.89%
                                             1.30%        22,253,473      25.269146       562,326,247      -13.33%
                                             1.40%        24,724,745      24.986785       617,791,894      -13.42%
     2000  ................................  0.80%           131,722      23.218901         3,058,440      -10.00%
                                             1.30%        25,282,408      29.155455       737,120,109      -10.45%
                                             1.40%        30,238,514      28.859118       872,656,844      -10.54%
     1999  ................................  0.80%           143,298      25.799667         3,697,041       19.64%
                                             1.30%        29,124,459      32.559249       948,270,513       19.04%
                                             1.40%        35,125,233      32.260809     1,133,168,433       18.92%
     1998  ................................  0.80%           131,089      21.564450         2,826,862       27.19%
                                             1.30%        28,257,153      27.352140       772,893,605       26.55%
                                             1.40%        34,866,181      27.128900       945,881,138       26.42%
     1997  ................................  0.80%            99,290      16.954928         1,683,455       31.89%
                                             1.30%        22,011,947      21.614298       475,772,782       31.23%
                                             1.40%        28,821,679      21.459607       618,501,904       31.10%

Dreyfus Variable Investment Fund -
Appreciation Portfolio
     2001  ................................  0.80%            27,634      12.936796           357,492      -10.04%
                                             1.30%         4,428,984      12.648277        56,019,015      -10.50%
                                             1.40%         3,785,384      12.591167        47,662,398      -10.59%
     2000  ................................  0.80%            21,750      14.380447           312,775       -1.44%
                                             1.30%         5,180,502      14.131419        73,207,844       -1.94%
                                             1.40%         4,804,725      14.081974        67,660,013       -2.03%
     1999  ................................  0.80%            30,352      14.590853           442,862       10.56%
                                             1.30%         6,960,886      14.410358       100,308,859       10.01%
                                             1.40%         6,998,259      14.374409       100,595,837        9.90%

                                           CONTRACT          UNIT           CONTRACT           TOTAL
                                         EXPENSE RATE*      UNITS          FAIR VALUE      OWNERS' EQUITY      RETURN**
                                         -------------      -----          ----------      --------------      --------
     1998  ................................  0.80%           19,647         13.196658            259,275        29.18%
                                             1.30%        6,377,285         13.099410         83,538,671        28.53%
                                             1.40%        6,376,379         13.079978         83,402,897        28.40%
     1997  ................................  0.80%              881         10.216047              9,000         2.16% 07/14/97
                                             1.30%          356,277         10.192063          3,631,198         1.92% 07/14/97
                                             1.40%          628,991         10.187254          6,407,691         1.87% 07/14/97

Dreyfus Variable Investment Fund - Growth
and Income Portfolio
     2001  ................................  0.80%           19,976         13.201947            263,728        -6.60%
                                             1.30%        2,832,364         12.871217         36,455,968        -7.08%
                                             1.40%        3,495,434         12.805859         44,762,032        -7.17%
     2000  ................................  0.80%           32,386         14.135425            457,790        -4.55%
                                             1.30%        2,684,211         13.851602         37,180,622        -5.02%
                                             1.40%        3,534,547         13.795345         48,760,295        -5.12%
     1999  ................................  0.80%           30,865         14.808738            457,072        15.95%
                                             1.30%        2,438,905         14.584456         35,570,103        15.37%
                                             1.40%        3,543,308         14.539855         51,519,185        15.25%
     1998  ................................  0.80%           34,081         12.771671            435,271        10.92%
                                             1.30%        2,540,933         12.641927         32,122,289        10.36%
                                             1.40%        3,797,840         12.616052         47,913,747        10.25%
     1997  ................................  0.80%           35,596         11.514380            409,866        15.28%
                                             1.30%        1,798,495         11.455116         20,601,969        14.70%
                                             1.40%        3,025,163         11.443262         34,617,733        14.58%

Fidelity(R) VIP Fund - Equity-Income
Portfolio: Initial Class
     2001  ................................  0.80%           82,196         18.308975          1,504,930        -5.72%
                                             1.30%       21,634,292         41.158746        890,440,331        -6.20%
                                             1.40%       29,417,442         23.583739        693,773,281        -6.29%
     2000  ................................  0.80%           78,998         19.419912          1,534,134         7.56%
                                             1.30%       24,796,505         43.878710      1,088,038,652         7.02%
                                             1.40%       35,054,089         25.167929        882,238,823         6.91%
     1999  ................................  0.80%           95,044         18.055454          1,716,063         5.48%
                                             1.30%       33,300,821         41.001029      1,365,367,928         4.95%
                                             1.40%       45,180,194         23.541057      1,063,589,522         4.84%
     1998  ................................  0.80%          122,353         17.117556          2,094,384        10.73%
                                             1.30%       40,310,078         39.068090      1,574,837,755        10.18%
                                             1.40%       50,740,113         22.453988      1,139,317,888        10.07%
     1997  ................................  0.80%          100,383         15.458195          1,551,740        27.08%
                                             1.30%       43,512,141         35.459509      1,542,919,155        26.44%
                                             1.40%       51,518,923         20.400657      1,051,019,877        26.32%

Fidelity(R) VIP Fund - Growth Portfolio:
Initial Class
     2001  ................................  0.80%          151,520         18.291955          2,771,600       -18.31%
                                             1.30%       21,235,416         62.576549      1,328,839,075       -18.73%
                                             1.40%       26,873,908         24.615308        661,509,533       -18.81%
     2000  ................................  0.80%          175,928         22.392690          3,939,501       -11.69%
                                             1.30%       25,427,441         76.996322      1,957,819,435       -12.13%
                                             1.40%       34,767,793         30.318476      1,054,106,498       -12.22%
     1999  ................................  0.80%          163,650         25.356659          4,149,617        36.34%
                                             1.30%       28,552,551         87.627336      2,501,983,980        35.65%
                                             1.40%       38,897,645         34.539423      1,343,502,214        35.51%
     1998  ................................  0.80%          139,304         18.598337          2,590,823        38.37%
                                             1.30%       28,860,915         64.597153      1,864,332,942        37.68%
                                             1.40%       35,499,426         25.487577        904,794,354        37.54%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                           CONTRACT                       UNIT           CONTRACT         TOTAL
                                         EXPENSE RATE*   UNITS         FAIR VALUE     OWNERS' EQUITY     RETURN**
                                         -------------   -----         ----------     --------------     ---------
     1997  ................................  0.80%          94,841      13.440547          1,274,715      22.49%
                                             1.30%      29,239,944      46.918894      1,371,905,833      21.88%
                                             1.40%      33,475,336      18.531166        620,337,008      21.75%

Fidelity(R) VIP Fund - High Income
Portfolio: Initial Class
     2001  ................................  0.80%          23,604       9.194094            217,018     -12.44%
                                             1.30%       6,536,524      19.161462        125,249,358     -12.89%
                                             1.40%      13,495,201      10.219726        137,917,258     -12.98%
     2000  ................................  0.80%          27,435      10.500592            288,084     -23.09%
                                             1.30%       7,250,779      21.995953        159,487,794     -23.48%
                                             1.40%      15,572,924      11.743457        182,879,963     -23.55%
     1999  ................................  0.80%          32,432      13.653329            442,805       7.29%
                                             1.30%       9,978,915      28.744305        286,836,976       6.75%
                                             1.40%      21,726,089      15.361833        333,752,551       6.64%
     1998  ................................  0.80%          49,461      12.725625            629,422      -5.09%
                                             1.30%      12,922,102      26.926873        347,951,799      -5.57%
                                             1.40%      26,438,385      14.405141        380,848,664      -5.67%
     1997  ................................  0.80%          50,741      13.408646            680,368      16.73%
                                             1.30%      14,983,536      28.515871        427,268,580      16.14%
                                             1.40%      26,167,989      15.270686        399,603,143      16.02%

Fidelity(R) VIP Fund - Overseas Portfolio:
Initial Class
     2001  ................................  0.80%           9,928      12.940392            128,475     -21.80%
                                             1.30%      11,760,930      17.759073        208,863,214     -22.20%
                                             1.40%       6,041,208      13.559712         81,917,047     -22.28%
     2000  ................................  0.80%          10,094      16.548211            167,038     -19.75%
                                             1.30%      14,637,909      22.826307        334,129,405     -20.16%
                                             1.40%       7,907,448      17.446546        137,957,655     -20.24%
     1999  ................................  0.80%          10,083      20.621533            207,927      41.49%
                                             1.30%      17,427,775      28.588402        498,232,238      40.77%
                                             1.40%       9,306,865      21.872670        203,565,987      40.63%
     1998  ................................  0.80%           4,658      14.574887             67,890      11.85%
                                             1.30%      20,601,480      20.307878        418,372,342      11.29%
                                             1.40%      10,272,229      15.553060        159,764,594      11.17%
     1997  ................................  0.80%           5,875      13.030895             76,557      10.66%
                                             1.30%      23,816,151      18.248482        434,608,603      10.11%
                                             1.40%      10,741,793      13.990014        150,277,834       9.99%

Fidelity(R) VIP Fund II - Asset Manager
Portfolio: Initial Class
     2001  ................................  0.80%          23,534      16.345622            384,673      -4.86%
                                             1.30%      15,941,974      27.180705        433,314,094      -5.34%
                                             1.40%      10,674,857      16.516182        176,307,889      -5.44%
     2000  ................................  0.80%          25,055      17.180905            430,468      -4.69%
                                             1.30%      19,312,846      28.715312        554,574,398      -5.17%
                                             1.40%      13,701,685      17.466478        239,320,180      -5.27%
     1999  ................................  0.80%          25,628      18.026981            461,995      10.20%
                                             1.30%      24,933,937      30.281181        755,029,059       9.65%
                                             1.40%      16,646,117      18.437523        306,913,165       9.54%
     1998  ................................  0.80%          22,778      16.357953            372,601      14.13%
                                             1.30%      29,762,582      27.616728        821,945,132      13.56%
                                             1.40%      18,729,062      16.832250        315,252,254      13.44%
     1997  ................................  0.80%          16,536      14.332657            237,005      19.69%
                                             1.30%      32,838,236      24.319958        798,624,520      19.08%
                                             1.40%      18,942,848      14.837912        281,072,312      18.96%

                                           CONTRACT                          UNIT        CONTRACT         TOTAL
                                         EXPENSE RATE*      UNITS        FAIR VALUE    OWNERS' EQUITY    RETURN**
                                         -------------      -----        ----------    --------------    --------
Fidelity(R) VIP Fund II - Contrafund
Portfolio: Initial Class
     2001  ................................  0.80%               52,759     19.385644       1,022,774       -12.95%
                                             1.30%           21,789,540     20.398208     444,467,575       -13.39%
                                             1.40%           21,232,127     20.264348     430,255,202       -13.48%
     2000  ................................  0.80%               58,085     22.269742       1,293,538        -7.37%
                                             1.30%           25,112,647     23.552441     591,464,137        -7.83%
                                             1.40%           26,984,714     23.421775     632,029,900        -7.92%
     1999  ................................  0.80%               58,438     24.040622       1,404,886        23.26%
                                             1.30%           28,241,038     25.553458     721,656,178        22.64%
                                             1.40%           31,604,696     25.437333     803,939,177        22.52%
     1998  ................................  0.80%               46,870     19.503885         914,147        28.94%
                                             1.30%           26,949,772     20.836167     561,529,950        28.29%
                                             1.40%           31,862,216     20.762500     661,539,260        28.16%
     1997  ................................  0.80%               43,348     15.126324         655,696        23.15%
                                             1.30%           25,172,286     16.241378     408,832,612        22.53%
                                             1.40%           30,155,970     16.200355     488,537,419        22.40%

Fidelity(R) VIP Fund III - Growth
Opportunities Portfolio: Initial Class
     2001  ................................  0.80%               11,964      9.785858         117,081       -15.11%
                                             1.30%            3,474,583      9.567474      33,242,980       -15.54%
                                             1.40%            3,875,276      9.524258      36,909,131       -15.63%
     2000  ................................  0.80%               13,970     11.527669         161,042       -17.73%
                                             1.30%            4,267,116     11.327928      48,337,583       -18.14%
                                             1.40%            5,504,332     11.288277      62,134,424       -18.22%
     1999  ................................  0.80%               16,334     14.011528         228,864         3.44%
                                             1.30%            5,623,044     13.838158      77,812,571         2.92%
                                             1.40%            7,627,876     13.803637     105,292,431         2.81%
     1998  ................................  0.80%               14,623     13.545866         198,081        23.62%
                                             1.30%            5,126,613     13.446025      68,932,567        23.00%
                                             1.40%            6,667,678     13.426082      89,520,792        22.87%
     1997  ................................  0.80%                8,302     10.957842          90,972         9.58% 07/14/97
                                             1.30%            1,807,800     10.932125      19,763,096         9.32% 07/14/97
                                             1.40%            2,544,452     10.926972      27,803,156         9.27% 07/14/97

Janus Aspen Series - Capital Appreciation
Portfolio - Service Shares
     2001  ................................  0.80%               34,521      6.118995         211,237       -22.46%
                                             1.30%            4,919,247      6.067590      29,847,972       -22.85%
                                             1.40%            4,595,045      6.057333      27,833,720       -22.93%
     2000  ................................  0.80%               28,432      7.891321         224,366       -21.09% 05/01/00
                                             1.30%            4,001,655      7.864985      31,472,957       -21.35% 05/01/00
                                             1.40%            4,515,627      7.859711      35,491,523       -21.40% 05/01/00

Janus Aspen Series - Global Technology
Portfolio - Service Shares
     2001  ................................  0.80%                8,312      4.192587          34,850       -37.82%
                                             1.30%            4,075,721      4.157294      16,943,971       -38.14%
                                             1.40%            3,535,659      4.150252      14,673,876       -38.20%
     2000  ................................  0.80%               12,944      6.742806          87,279       -32.57% 05/01/00
                                             1.30%            3,181,754      6.720273      21,382,255       -32.80% 05/01/00
                                             1.40%            3,471,230      6.715762      23,311,955       -32.84% 05/01/00

Janus Aspen Series - International Growth
Portfolio - Service Shares
     2001  ................................  0.80%               15,424      6.007677          92,661       -24.05%
                                             1.30%            3,215,921      5.957202      19,157,888       -24.43%
                                             1.40%            2,328,160      5.947123      13,845,857       -24.51%
     2000  ................................  0.80%               14,734      7.909644         116,541       -20.90% 05/01/00
                                             1.30%            2,893,580      7.883235      22,810,771       -21.17% 05/01/00
                                             1.40%            2,667,393      7.877947      21,013,581       -21.22% 05/01/00

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                           CONTRACT                      UNIT        CONTRACT         TOTAL
                                         EXPENSE RATE*     UNITS      FAIR VALUE  OWNERS' EQUITY     RETURN**
                                         -------------     -----      ----------  --------------     --------
Nationwide(R) SAT - Capital Appreciation
Fund Class I
     2001  ................................  0.80%         142,477     12.449842      1,773,822      -28.71%
                                             1.30%       5,465,278     16.206536     88,573,232      -29.08%
                                             1.40%       4,089,367     14.288621     58,431,413      -29.15%
     2000  ................................  0.80%         157,532     17.464509      2,751,219      -27.12%
                                             1.30%       6,409,567     22.850565    146,462,227      -27.48%
                                             1.40%       5,586,386     20.166998    112,660,635      -27.56%
     1999  ................................  0.80%         193,049     23.962791      4,625,993        3.44%
                                             1.30%       9,988,756     31.511115    314,756,839        2.92%
                                             1.40%       8,700,641     27.838556    242,213,282        2.82%
     1998  ................................  0.80%         173,177     23.165130      4,011,668       28.93%
                                             1.30%      12,537,893     30.616503    383,866,439       28.28%
                                             1.40%      11,458,493     27.075632    310,245,940       28.15%
     1997  ................................  0.80%          71,575     17.967816      1,286,046       33.42%
                                             1.30%       8,088,601     23.867569    193,055,242       32.75%
                                             1.40%       8,010,877     21.128614    169,258,728       32.61%

Nationwide(R) SAT - Dreyfus NSAT Mid Cap
Index Fund Class I
     2001  ................................  0.80%          39,421     10.241757        403,735       -2.10%
                                             1.30%       3,053,642     10.155801     31,012,185       -2.60%
                                             1.40%       3,012,171     10.138634     30,539,302       -2.70%
     2000  ................................  0.80%          20,569     10.461354        215,180        4.61% 05/01/00
                                             1.30%       1,618,150     10.426483     16,871,613        4.26% 05/01/00
                                             1.40%       1,646,123     10.419496     17,151,772        4.19% 05/01/00

Nationwide(R) SAT - Gartmore NSAT Emerging
Markets Fund Class I
     2001  ................................  0.80%             946      8.178428          7,736       -5.95%
                                             1.30%         276,396      8.126945      2,246,258       -6.42%
                                             1.40%         380,654      8.116661      3,089,636       -6.52%
     2000  ................................  0.80%             502      8.695426          4,365      -13.05% 10/02/00
                                             1.30%           5,853      8.684823         50,832      -13.15% 10/02/00
                                             1.40%           1,097      8.682706          9,525      -13.17% 10/02/00

Nationwide(R) SAT - Gartmore NSAT Global
Technology & Communications Fund Class I
     2001  ................................  0.80%          16,026      3.412304         54,685      -43.18%
                                             1.30%         456,524      3.390760      1,547,964      -43.47%
                                             1.40%         326,287      3.386452      1,104,957      -43.53%
     2000  ................................  0.80%          13,338      6.005928         80,107      -39.94% 10/02/00
                                             1.30%         193,994      5.998573      1,163,687      -40.01% 10/02/00
                                             1.40%          84,524      5.997100        506,899      -40.03% 10/02/00

Nationwide(R) SAT - Gartmore NSAT
International Growth Fund Class I
     2001  ................................  0.80%           1,613      6.533869         10,540      -29.22%
                                             1.30%          19,244      6.492772        124,949      -29.58%
                                             1.40%          14,122      6.484565         91,578      -29.66%
     2000  ................................  0.80%           2,165      9.231861         19,987       -7.68% 10/02/00
                                             1.30%           1,910      9.220640         17,611       -7.79% 10/02/00

Nationwide(R) SAT - Government Bond Fund
Class I
     2001  ................................  0.80%          52,653     14.247187        750,160        6.39%
                                             1.40%      11,895,686     14.987163    178,282,578        5.75%
     2000  ................................  0.80%          55,157     13.391210        738,619       11.64%
                                             1.40%      10,729,706     14.172885    152,070,889       10.97%

                                            CONTRACT                           UNIT          CONTRACT         TOTAL
                                          EXPENSE RATE*    UNITS           FAIR VALUE     OWNERS' EQUITY      RETURN**
                                          -------------    -----           ----------     --------------      --------
     1999  ................................  0.80%           44,058         11.994653            528,460        -3.13%
                                             1.40%       11,751,609         12.771602        150,086,873        -3.71%
     1998  ................................  0.80%           73,710         12.382040            912,680         8.04%
                                             1.40%       13,181,009         13.264325        174,837,187         7.38%
     1997  ................................  0.80%           33,367         11.460915            382,416         8.79%
                                             1.40%        7,189,768         12.352251         88,809,819         8.13%
   Tax qualified
     2001  ................................  1.30%        3,026,477         39.950842        120,910,304         5.85%
     2000  ................................  1.30%        2,868,756         37.741768        108,271,923        11.08%
     1999  ................................  1.30%        3,473,447         33.975979        118,013,762        -3.62%
     1998  ................................  1.30%        3,353,428         35.157882        117,899,426         7.49%
     1997  ................................  1.30%        3,575,004         32.793820        117,238,038         8.24%
   Non-tax qualified
     2001  ................................  1.30%        2,026,602         39.845323         80,750,598         5.85%
     2000  ................................  1.30%        2,244,962         37.741768         84,728,835        11.08%
     1999  ................................  1.30%        2,665,502         33.886230         90,323,814        -3.62%
     1998  ................................  1.30%        4,202,514         35.250995        148,142,800         7.49%
     1997  ................................  1.30%        2,848,085         32.707206         93,152,903         8.24%

Nationwide(R) SAT - MAS NSAT Multi Sector
Bond Fund Class I
     2001  ................................  0.80%            1,018         10.786984             10,982         3.35%
                                             1.30%          536,394         10.696539          5,737,558         2.83%
                                             1.40%          690,408         10.678479          7,372,503         2.72%
     2000  ................................  0.80%            1,302         10.437264             13,589         4.37% 05/01/00
                                             1.30%          332,659         10.402458          3,460,471         4.02% 05/01/00
                                             1.40%          419,960         10.395492          4,365,691         3.95% 05/01/00

Nationwide(R) SAT - Money Market Fund
Class I
     2001  ................................  0.80%          202,212         12.881733          2,604,838         2.77%
                                             1.30%       18,902,402         26.457300        500,106,524         2.25%
                                             1.40%       33,270,180         13.168659        438,123,652         2.15%
     2000  ................................  0.80%          158,820         12.534525          1,990,733         5.18%
                                             1.30%       20,020,975         25.875318        518,049,095         4.66%
                                             1.40%       30,539,028         12.892122        393,712,875         4.55%
     1999  ................................  0.80%          261,619         11.916889          3,117,685         4.01%
                                             1.30%       28,877,905         24.724254        713,984,658         3.49%
                                             1.40%       47,181,959         12.331041        581,802,671         3.38%
     1998  ................................  0.80%          105,929         11.457526          1,213,684         4.43%
                                             1.30%       23,452,710         23.891623        560,323,306         3.90%
                                             1.40%       34,338,812         11.927856        409,588,405         3.80%
     1997  ................................  0.80%           73,643         10.971484            807,973         4.42%
                                             1.30%       22,090,240         22.994005        507,943,089         3.89%
                                             1.40%       28,759,395         11.491365        330,484,705         3.79%

Nationwide(R) SAT - Nationwide(R) Small
Cap Growth Fund Class I
     2001  ................................  0.80%            8,180          7.142751             58,430       -11.56%
                                             1.30%        1,344,988          7.082713          9,526,161       -12.01%
                                             1.40%        1,421,797          7.070735         10,053,153       -12.10%
     2000  ................................  0.80%            7,882          8.076075             63,656       -19.24% 05/01/00
                                             1.30%          618,926          8.049083          4,981,787       -19.51% 05/01/00
                                             1.40%          488,389          8.043683          3,928,446       -19.56% 05/01/00

Nationwide(R) SAT - Nationwide(R) Small
Cap Value Fund Class I
     2001  ................................  0.80%           67,322         15.233556          1,025,551        27.25%
                                             1.30%        8,057,476         14.953758        120,489,553        26.60%
                                             1.40%        7,064,523         14.898248        105,249,010        26.47%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                         CONTRACT                     UNIT             CONTRACT        TOTAL
                                       EXPENSE RATE*     UNITS     FAIR VALUE       OWNERS' EQUITY    RETURN**
                                       -------------     -----     ----------       --------------    ----------
     2000  ..............................  0.80%          24,218    11.971815            289,933       10.31%
                                           1.30%       4,015,701    11.811823         47,432,749        9.76%
                                           1.40%       4,160,552    11.779985         49,011,240        9.65%

Nationwide(R) SAT - Nationwide(R) Small
Company Fund Class I
     2001  ..............................  0.80%          73,260    23.164553          1,697,041       -7.46%
                                           1.30%       6,151,860    22.470394        138,234,714       -7.93%
                                           1.40%       6,286,727    22.329858        140,381,719       -8.02%
     2000  ..............................  0.80%          74,005    25.030655          1,852,394        8.03%
                                           1.30%       6,820,709    24.404464        166,455,747        7.49%
                                           1.40%       7,402,869    24.276609        179,716,556        7.38%
     1999  ..............................  0.80%          58,529    23.169876          1,356,110       42.87%
                                           1.30%       6,712,735    22.704085        152,406,506       42.15%
                                           1.40%       7,455,760    22.607920        168,559,226       42.01%
     1998  ..............................  0.80%          53,891    16.217601            873,983        0.20%
                                           1.30%       8,113,510    15.971964        129,588,690       -0.30%
                                           1.40%       9,473,130    15.920417        150,816,180       -0.40%
     1997  ..............................  0.80%          81,600    16.185025          1,320,698       16.41%
                                           1.30%       8,605,933    16.020642        137,872,572       15.82%
                                           1.40%       9,467,167    15.985143        151,334,018       15.71%

Nationwide(R) SAT - Strong NSAT Mid Cap
Growth Fund Class I
     2001  ..............................  0.80%          15,084     5.604986             84,548      -30.87%
                                           1.30%       1,570,037     5.557818          8,725,979      -31.22%
                                           1.40%       1,470,638     5.548405          8,159,697      -31.29%
     2000  ..............................  0.80%          13,733     8.107860            111,345      -18.92% 05/01/00
                                           1.30%       2,358,498     8.080774         19,058,489      -19.19% 05/01/00
                                           1.40%       3,003,443     8.075362         24,253,889      -19.25% 05/01/00

Nationwide(R) SAT - Total Return Fund
Class I
     2001  ..............................  0.80%         334,018    17.197866          5,744,392      -12.53%
                                           1.40%      12,851,178    20.216772        259,809,338      -13.06%
     2000  ..............................  0.80%         318,149    19.661262          6,255,211       -2.90%
                                           1.40%      15,733,473    23.254233        365,869,847       -3.48%
     1999  ..............................  0.80%         345,455    20.248322          6,994,884        6.09%
                                           1.40%      20,333,278    24.093443        489,898,674        5.45%
     1998  ..............................  0.80%         341,583    19.086420          6,519,597       17.13%
                                           1.40%      22,221,383    22.849095        507,738,491       16.42%
     1997  ..............................  0.80%         281,695    16.295055          4,590,236       28.40%
                                           1.40%      20,546,798    19.626064        403,252,773       27.62%
   Tax qualified
     2001  ..............................  1.30%       2,811,964    82.854525        232,983,965      -12.97%
     2000  ..............................  1.30%       3,204,746    95.205724        305,110,163       -3.39%
     1999  ..............................  1.30%       4,059,346    98.542231        400,017,011        5.55%
     1998  ..............................  1.30%       4,459,090    93.358149        416,292,389       16.54%
     1997  ..............................  1.30%       4,368,093    80.108117        349,919,705       27.75%
   Non-tax qualified
     2001  ..............................  1.30%       1,664,242    80.720956        134,339,234      -12.97%
     2000  ..............................  1.30%       2,074,432    92.754108        192,412,090       -3.39%
     1999  ..............................  1.30%       2,763,449    96.004702        265,304,098        5.55%
     1998  ..............................  1.30%       3,296,114    90.954119        299,795,145       16.54%
     1997  ..............................  1.30%       3,538,356    78.045294        276,152,034       27.75%

                                            CONTRACT                             UNIT            CONTRACT         TOTAL
                                          EXPENSE RATE*         UNITS         FAIR VALUE      OWNERS' EQUITY     RETURN**
                                          -------------         -----         ----------      --------------     --------
Nationwide(R) SAT - Turner NSAT Growth
Focus Fund Class I
     2001  ................................  0.80%              3,891          3.829462             14,900       -39.52%
                                             1.30%            638,781          3.805277          2,430,739       -39.83%
                                             1.40%            493,403          3.800451          1,875,156       -39.89%
     2000  ................................  0.80%              3,425          6.331960             21,687       -36.68% 10/02/00
                                             1.30%            198,959          6.324196          1,258,256       -36.76% 10/02/00
                                             1.40%            123,129          6.322639            778,500       -36.77% 10/02/00

Neuberger Berman Advisers Management Trust
- Growth Portfolio
     2001  ................................  0.80%             31,957         14.300281            456,991       -30.92%
                                             1.30%          5,720,120         38.434816        219,851,757       -31.27%
                                             1.40%          5,046,973         16.989230         85,744,178       -31.34%
     2000  ................................  0.80%             47,958         20.701572            992,806       -12.36%
                                             1.30%          7,003,828         55.924190        391,683,408       -12.80%
                                             1.40%          6,884,675         24.745323        170,363,507       -12.89%
     1999  ................................  0.80%             23,843         23.621161            563,199        49.19%
                                             1.30%          6,786,793         64.133277        435,259,275        48.44%
                                             1.40%          5,441,181         28.406340        154,564,037        48.29%
     1998  ................................  0.80%             21,611         15.832511            342,156        14.60%
                                             1.30%          8,274,573         43.203987        357,494,544        14.03%
                                             1.40%          6,589,732         19.155589        126,230,198        13.91%
     1997  ................................  0.80%             25,437         13.815173            351,417        27.97%
                                             1.30%          9,503,692         37.889922        360,094,149        27.33%
                                             1.40%          6,937,182         16.816500        116,659,121        27.20%

Neuberger Berman Advisers Management Trust
- Guardian Portfolio
     2001  ................................  0.80%             12,658         10.408666            131,749        -2.30%
                                             1.30%          2,252,525         10.217493         23,015,161        -2.80%
                                             1.40%          2,218,920         10.179546         22,587,594        -2.90%
     2000  ................................  0.80%              6,623         10.653724             70,560         0.33%
                                             1.30%          1,808,437         10.511377         19,009,163        -0.18%
                                             1.40%          1,747,147         10.483042         18,315,415        -0.28%
     1999  ................................  0.80%              7,788         10.619078             82,701        14.01%
                                             1.30%          2,206,897         10.529949         23,238,513        13.44%
                                             1.40%          2,322,739         10.512151         24,416,983        13.32%
     1998  ................................  0.80%             11,593          9.313837            107,975        -6.86% 05/01/98
                                             1.30%          1,710,516          9.282422         15,877,731        -7.18% 05/01/98
                                             1.40%          2,358,130          9.276124         21,874,306        -7.24% 05/01/98

Neuberger Berman Advisers Management Trust
- Limited Maturity Bond Portfolio
     2001  ................................  0.80%             14,110         13.291246            187,535         7.91%
                                             1.30%          3,205,230         20.658997         66,216,843         7.36%
                                             1.40%          4,861,454         13.578196         66,009,781         7.25%
     2000  ................................  0.80%              5,140         12.317349             63,311         5.93%
                                             1.30%          3,591,397         19.242706         69,108,197         5.40%
                                             1.40%          3,932,526         12.660223         49,786,656         5.30%
     1999  ................................  0.80%              5,163         11.627287             60,032         0.67%
                                             1.30%          4,494,538         18.256157         82,052,991         0.16%
                                             1.40%          4,837,168         12.023258         58,158,519         0.06%
     1998  ................................  0.80%              9,399         11.550378            108,562         3.56%
                                             1.30%          5,856,163         18.227259        106,741,800         3.03%
                                             1.40%          5,972,500         12.016412         71,768,021         2.93%
     1997  ................................  0.80%             11,235         11.153775            125,313         5.89%
                                             1.30%          6,326,889         17.690564        111,926,235         5.35%
                                             1.40%          6,540,741         11.674415         76,359,325         5.25%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                         CONTRACT                     UNIT           CONTRACT          TOTAL
                                       EXPENSE RATE*   UNITS        FAIR VALUE     OWNERS' EQUITY     RETURN**
                                       -------------   -----        ----------     --------------     --------
Neuberger Berman Advisers Management Trust
- Partners Portfolio
     2001  ..............................  0.80%         37,892      18.754586           710,653      -3.61%
                                           1.30%      5,911,528      23.227490       137,309,947      -4.10%
                                           1.40%      7,321,985      23.053572       168,797,901      -4.20%
     2000  ..............................  0.80%         34,879      19.456831           678,635      -0.10%
                                           1.30%      6,668,990      24.220161       161,524,012      -0.60%
                                           1.40%      8,893,050      24.063356       213,996,628      -0.70%
     1999  ..............................  0.80%         45,425      19.476219           884,707       6.51%
                                           1.30%      9,255,549      24.366392       225,524,335       5.97%
                                           1.40%     12,141,659      24.233053       294,229,466       5.87%
     1998  ..............................  0.80%         53,654      18.285622           981,097       3.38%
                                           1.30%     12,948,011      22.992724       297,710,043       2.85%
                                           1.40%     15,996,550      22.890094       366,162,533       2.75%
     1997  ..............................  0.80%         64,149      17.688563         1,134,704      30.20%
                                           1.30%     15,749,600      22.354609       352,076,150      29.55%
                                           1.40%     19,031,073      22.277405       423,962,921      29.41%

Oppenheimer Aggressive Growth Fund/VA
     2001  ..............................  0.80%         27,859       5.306141           147,821     -31.82%
                                           1.30%      3,948,552       5.261530        20,775,427     -32.17%
                                           1.40%      2,999,469       5.252627        15,755,090     -32.24%
     2000  ..............................  0.80%         29,575       7.782700           230,173     -22.17% 05/01/00
                                           1.30%      5,867,987       7.756703        45,516,232     -22.43% 05/01/00
                                           1.40%      5,796,197       7.751499        44,929,215     -22.49% 05/01/00

Oppenheimer Bond Fund/VA
     2001  ..............................  0.80%         33,107      13.499894           446,939       6.92%
                                           1.30%      5,634,830      21.364042       120,382,754       6.38%
                                           1.40%     10,022,380      14.208574       142,403,729       6.27%
     2000  ..............................  0.80%         13,699      12.626152           172,966       5.25%
                                           1.30%      5,522,385      20.083060       110,906,389       4.72%
                                           1.40%     10,077,101      13.370250       134,733,360       4.62%
     1999  ..............................  0.80%         22,929      11.996138           275,059      -2.31%
                                           1.30%      6,939,510      19.177103       133,079,698      -2.80%
                                           1.40%     12,126,075      12.779991       154,971,129      -2.90%
     1998  ..............................  0.80%         37,028      12.279322           454,679       5.95%
                                           1.30%      8,020,359      19.729274       158,235,860       5.41%
                                           1.40%     13,644,195      13.161293       179,575,248       5.31%
     1997  ..............................  0.80%         14,624      11.589929           169,491       8.38%
                                           1.30%      7,497,951      18.715948       140,331,261       7.83%
                                           1.40%     12,023,535      12.497968       150,269,756       7.72%

Oppenheimer Capital Appreciation Fund/VA
     2001  ..............................  0.80%         54,504      15.507663           845,225     -13.28%
                                           1.30%      8,749,073      15.161642       132,650,316     -13.72%
                                           1.40%      7,523,229      15.093160       113,549,305     -13.81%
     2000  ..............................  0.80%         53,684      17.882542           960,006      -1.02%
                                           1.30%      9,438,104      17.572799       165,853,905      -1.52%
                                           1.40%      9,262,808      17.511311       162,203,912      -1.62%
     1999  ..............................  0.80%         29,759      18.067674           537,676      40.52%
                                           1.30%      5,777,138      17.844166       103,088,209      39.82%
                                           1.40%      5,899,439      17.799664       105,008,032      39.67%

                                            CONTRACT                        UNIT            CONTRACT          TOTAL
                                          EXPENSE RATE*      UNITS       FAIR VALUE      OWNERS' EQUITY      RETURN**
                                          -------------      -----       ----------      --------------      --------
     1998  ................................  0.80%           10,024       12.857366            128,882        23.01%
                                             1.30%        2,675,493       12.762568         34,146,161        22.39%
                                             1.40%        2,290,287       12.743636         29,186,584        22.27%
     1997  ................................  0.80%            1,275       10.452434             13,327         4.52% 07/14/97
                                             1.30%          796,017       10.427884          8,300,773         4.28% 07/14/97
                                             1.40%          755,641       10.422959          7,876,015         4.23% 07/14/97

Oppenheimer Global Securities Fund/VA
     2001  ................................  0.80%           23,355       23.174106            541,220       -12.75%
                                             1.30%       11,787,913       25.431265        299,781,532       -13.19%
                                             1.40%       11,672,215       23.212883        270,945,754       -13.28%
     2000  ................................  0.80%           29,487       26.559166            783,150         4.25%
                                             1.30%       13,833,949       29.294816        405,262,991         3.73%
                                             1.40%       14,297,315       26.766747        382,692,613         3.63%
     1999  ................................  0.80%           15,435       25.475921            393,221        57.22%
                                             1.30%       14,627,852       28.241523        413,112,819        56.43%
                                             1.40%       15,472,332       25.830374        399,656,122        56.27%
     1998  ................................  0.80%           12,933       16.204214            209,569        13.19%
                                             1.30%       15,201,324       18.054116        274,446,467        12.62%
                                             1.40%       16,167,011       16.529444        267,231,703        12.51%
     1997  ................................  0.80%           15,358       14.315651            219,860        21.45%
                                             1.30%       15,779,155       16.030693        252,950,790        20.83%
                                             1.40%       16,071,849       14.691771        236,123,925        20.71%

Oppenheimer Main Street Growth &
  Income Fund/VA
     2001  ................................  0.80%            8,837        8.026389             70,927       -10.88%
                                             1.30%        1,511,915        7.959019         12,033,357       -11.34%
                                             1.40%        1,428,440        7.945581         11,349,789       -11.43%
     2000  ................................  0.80%            2,761        9.006560             24,867        -9.93% 05/01/00
                                             1.30%          711,694        8.976519          6,388,535       -10.23% 05/01/00
                                             1.40%          752,623        8.970506          6,751,409       -10.29% 05/01/00

Oppenheimer Multiple Strategies Fund/VA
     2001  ................................  0.80%           25,428       17.243002            438,447         1.40%
                                             1.30%        4,952,209       25.703909        127,291,130         0.88%
                                             1.40%        6,189,589       18.984226        117,504,564         0.78%
     2000  ................................  0.80%           23,989       17.005691            407,950         5.59%
                                             1.30%        5,450,442       25.479369        138,873,823         5.06%
                                             1.40%        6,843,486       18.837595        128,914,818         4.96%
     1999  ................................  0.80%           20,072       16.105297            323,266        10.90%
                                             1.30%        6,529,656       24.251858        158,356,290        10.35%
                                             1.40%        7,838,754       17.948145        140,691,093        10.23%
     1998  ................................  0.80%           30,454       14.521876            442,249         5.80%
                                             1.30%        8,118,694       21.978211        178,434,370         5.27%
                                             1.40%        9,420,168       16.281980        153,378,987         5.16%
     1997  ................................  0.80%           23,875       13.725672            327,700        16.28%
                                             1.30%        9,146,343       20.878401        190,961,017        15.70%
                                             1.40%        9,663,142       15.482895        149,613,413        15.58%

Strong Opportunity Fund II, Inc.
     2001  ................................  0.80%           49,503       23.514295          1,164,022        -4.48%
                                             1.30%       11,862,049       38.935402        461,853,642        -4.96%
                                             1.40%        8,824,221       28.453690        251,081,648        -5.06%
     2000  ................................  0.80%           44,706       24.560714          1,098,011         5.75%
                                             1.30%       13,442,638       40.875509        549,474,671         5.22%
                                             1.40%       10,069,233       29.902010        301,090,306         5.11%

                                                                (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                           CONTRACT                     UNIT          CONTRACT        TOTAL
                                         EXPENSE RATE*   UNITS       FAIR VALUE   OWNERS' EQUITY    RETURN**
                                         -------------   -----       ----------   --------------    --------
     1999  ................................  0.80%         35,419     23.278533         824,502       33.83%
                                             1.30%     15,301,662     38.936728     595,796,651       33.16%
                                             1.40%     11,348,235     28.512432     323,565,779       33.02%
     1998  ................................  0.80%         38,905     17.394278         676,724       12.63%
                                             1.30%     17,586,610     29.241637     514,261,266       12.07%
                                             1.40%     12,636,082     21.434632     270,849,768       11.95%
     1997  ................................  0.80%         33,760     15.443112         521,359       24.45%
                                             1.30%     19,090,002     26.092982     498,115,079       23.82%
                                             1.40%     13,848,847     19.146013     265,150,205       23.70%

Strong Variable Insurance Funds, Inc.-
Strong Discovery Fund II
     2001  ................................  0.80%          5,421     13.718641          74,369        3.25%
                                             1.30%      3,242,590     20.610956      66,832,871        2.72%
                                             1.40%      2,282,278     16.973412      38,738,053        2.62%
     2000  ................................  0.80%          4,344     13.287371          57,720        3.56%
                                             1.30%      3,617,986     20.064864      72,594,397        3.04%
                                             1.40%      2,727,761     16.540572      45,118,727        2.94%
     1999  ................................  0.80%          4,665     12.830259          59,853        4.25%
                                             1.30%      4,257,898     19.472227      82,910,756        3.72%
                                             1.40%      3,231,160     16.068225      51,919,006        3.62%
     1998  ................................  0.80%          3,940     12.307345          48,491        6.40%
                                             1.30%      5,892,249     18.773240     110,616,605        5.87%
                                             1.40%      4,137,242     15.507147      64,156,820        5.76%
     1997  ................................  0.80%          7,594     11.566866          87,839       10.50%
                                             1.30%      6,800,124     17.733129     120,587,476        9.94%
                                             1.40%      5,081,931     14.662845      74,515,567        9.83%

Strong Variable Insurance Funds, Inc.-
Strong International Stock Fund II
     2001  ................................  0.80%          7,171      7.769933          55,721      -22.77%
                                             1.30%      1,623,317      7.574611      12,295,997      -23.16%
                                             1.40%      1,621,681      7.527207      12,206,729      -23.24%
     2000  ................................  0.80%          6,482     10.060255          65,211      -40.01%
                                             1.30%      2,129,566      9.857444      20,992,078      -40.31%
                                             1.40%      2,115,299      9.805769      20,742,133      -40.37%
     1999  ................................  0.80%          7,158     16.768723         120,031       85.71%
                                             1.30%      3,011,772     16.513647      49,735,340       84.77%
                                             1.40%      3,058,669     16.443689      50,295,802       84.59%
     1998  ................................  0.80%          3,975      9.029694          35,893       -5.54%
                                             1.30%      1,939,467      8.937224      17,333,451       -6.02%
                                             1.40%      2,230,544      8.908351      19,870,469       -6.11%
     1997  ................................  0.80%          4,871      9.559256          46,563      -14.21%
                                             1.30%      2,324,241      9.509278      22,101,854      -14.64%
                                             1.40%      2,901,861      9.488178      27,533,374      -14.73%

Universal Institutional Funds, Inc.-
Emerging Markets Debt Portfolio, The
     2001  ................................  0.80%            576     10.821118           6,228        9.21%
                                             1.30%        461,259     10.579623       4,879,944        8.66%
                                             1.40%        483,171     10.531840       5,088,683        8.55%
     2000  ................................  0.80%          2,948      9.908126          29,209       10.50%
                                             1.30%        572,245      9.736352       5,571,579        9.95%
                                             1.40%        539,962      9.702263       5,238,853        9.84%
     1999  ................................  0.80%            183      8.966597           1,641       28.34%
                                             1.30%        536,279      8.855527       4,749,033       27.70%
                                             1.40%        541,812      8.833418       4,786,052       27.57%



                                            CONTRACT                      UNIT         CONTRACT           TOTAL
                                         EXPENSE RATE*    UNITS        FAIR VALUE    OWNERS' EQUITY      RETURN**
                                         -------------    -----        ----------    --------------      --------
     1998  ................................  0.80%             176        6.986517            1,230       -28.95%
                                             1.30%         701,335        6.934889        4,863,680       -29.31%
                                             1.40%         558,431        6.924574        3,866,897       -29.38%
     1997  ................................  0.80%           3,069        9.833594           30,179        -1.66% 07/14/97
                                             1.30%         394,301        9.810487        3,868,285        -1.90% 07/14/97
                                             1.40%         433,246        9.805852        4,248,346        -1.94% 07/14/97

Universal Institutional Funds, Inc.- U.S.
Real Estate Portfolio, The
     2001  ................................  0.80%          22,413       20.708533          464,142         8.96%
                                             1.30%       3,021,013       20.407346       61,650,856         8.41%
                                             1.40%       3,369,422       20.273439       68,309,770         8.30%
     2000  ................................  0.80%          14,597       19.005972          277,430        27.04%
                                             1.30%       3,090,724       18.824987       58,182,839        26.40%
                                             1.40%       3,431,499       18.720543       64,239,525        26.28%
     1999  ................................  0.80%          13,002       14.960757          194,520        -4.15%
                                             1.30%       3,150,086       14.892896       46,913,903        -4.63%
                                             1.40%       3,631,017       14.825198       53,830,546        -4.73%
     1998  ................................  0.80%          16,988       15.607765          265,145       -12.33%
                                             1.30%       4,853,034       15.615675       75,783,402       -12.77%
                                             1.40%       5,361,739       15.560452       83,431,082       -12.86%
     1997  ................................  0.80%          22,553       17.802527          401,500        20.50%
                                             1.30%       7,579,704       17.901858      135,690,785        19.89%
                                             1.40%       7,423,785       17.856659      132,563,997        19.77%

Van Eck Worldwide Insurance Trust -
Worldwide Bond Fund
     2001  ................................  0.80%             606       10.165359            6,164        -5.86%
                                             1.30%       1,472,482       14.073112       20,722,404        -6.34%
                                             1.40%       1,524,639       11.119078       16,952,585        -6.43%
     2000  ................................  0.80%             202       10.797955            2,181         1.06%
                                             1.30%       2,025,852       15.025051       30,438,530         0.55%
                                             1.40%       2,358,189       11.883303       28,023,074         0.45%
     1999  ................................  0.80%             852       10.685109            9,104        -8.56%
                                             1.30%       2,513,259       14.942949       37,555,501        -9.02%
                                             1.40%       2,472,756       11.830291       29,253,423        -9.11%
     1998  ................................  0.80%           2,229       11.685439           26,047        11.85%
                                             1.30%       3,560,835       16.424717       58,485,707        11.29%
                                             1.40%       3,140,834       13.016609       40,883,008        11.18%
     1997  ................................  0.80%           1,653       10.447140           17,269         1.57%
                                             1.30%       4,120,794       14.758566       60,817,010         1.06%
                                             1.40%       3,106,741       11.708039       36,373,845         0.95%

Van Eck Worldwide Insurance Trust -
Worldwide Emerging Markets Fund
     2001  ................................  0.80%          12,886        6.444935           83,050        -2.60%
                                             1.30%       3,675,711        6.283311       23,095,634        -3.10%
                                             1.40%       3,148,311        6.251365       19,681,240        -3.19%
     2000  ................................  0.80%          16,851        6.617049          111,504       -42.33%
                                             1.30%       4,235,314        6.484040       27,461,945       -42.62%
                                             1.40%       3,142,825        6.457670       20,295,327       -42.68%
     1999  ................................  0.80%          20,861       11.473874          239,356        98.68%
                                             1.30%       7,723,086       11.300054       87,271,289        97.69%
                                             1.40%       5,741,206       11.265493       64,677,516        97.49%
     1998  ................................  0.80%          11,193        5.774938           64,639       -34.66%
                                             1.30%       3,256,971        5.716175       18,617,416       -34.99%
                                             1.40%       2,865,738        5.704452       16,347,465       -35.05%
     1997  ................................  0.80%          16,397        8.838016          144,917       -12.31%
                                             1.30%       4,440,484        8.792462       39,042,787       -12.75%
                                             1.40%       4,390,845        8.783348       38,566,320       -12.84%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                        CONTRACT                    UNIT            CONTRACT       TOTAL
                                                     EXPENSE RATE*   UNITS       FAIR VALUE      OWNERS' EQUITY   RETURN**
                                                     -------------   -----       ----------      --------------   --------
   Van Eck Worldwide Insurance Trust -
    Worldwide Hard Assets Fund
         2001  .................................         0.80%         13,198     10.195732              134,567    -11.17%
                                                         1.30%      1,902,524     12.469602           23,723,716    -11.62%
                                                         1.40%      1,177,768     10.179675           11,989,295    -11.71%
         2000  .................................         0.80%         12,799     11.477209              146,897     10.52%
                                                         1.30%      2,449,239     14.108464           34,555,000      9.96%
                                                         1.40%      1,573,717     11.529334           18,143,909      9.85%
         1999  .................................         0.80%          9,105     10.385200               94,557     20.03%
                                                         1.30%      3,245,915     12.830391           41,646,359     19.43%
                                                         1.40%      2,040,168     10.495465           21,412,512     19.31%
         1998  .................................         0.80%         10,692      8.651833               92,505    -31.52%
                                                         1.30%      3,929,938     10.743036           42,219,465    -31.87%
                                                         1.40%      2,441,536      8.796887           21,477,916    -31.94%
         1997  .................................         0.80%         10,500     12.634338              132,661     -2.46%
                                                         1.30%      5,318,796     15.767781           83,865,611     -2.96%
                                                         1.40%      3,341,041     12.924490           43,181,251     -3.06%
                                                                                              ------------------
   2001 Reserves for annuity contracts in payout phase:
      Tax qualified  ................................................................                  3,534,476
      Non-tax qualified .............................................................                 12,789,087
                                                                                              ------------------
   2001 Contract owners' equity  ....................................................          $ (14,643,768,219)
                                                                                               =================


   2000 Reserves for annuity contracts in payout phase:
      Tax qualified  ................................................................                  4,536,482
      Non-tax qualified .............................................................                 14,828,156
                                                                                              ------------------
   2000 Contract owners' equity  ....................................................          $ (19,090,847,996)
                                                                                               =================


   1999 Reserves for annuity contracts in payout phase:
      Tax qualified  ................................................................                  4,788,357
      Non-tax qualified .............................................................                 12,639,950
                                                                                              ------------------
   1999 Contract owners' equity  ....................................................          $ (23,415,344,916)
                                                                                               =================


   1998 Reserves for annuity contracts in payout phase:
      Tax qualified  ................................................................                  3,839,879
      Non-tax qualified .............................................................                  9,491,453
                                                                                              ------------------
   1998 Contract owners' equity  ....................................................          $ (20,672,674,408)
                                                                                               =================


   1997 Reserves for annuity contracts in payout phase:
      Tax qualified  ................................................................                  3,165,730
      Non-tax qualified .............................................................                  4,436,449
                                                                                              ------------------
   1997 Contract owners' equity  ....................................................          $ (17,849,801,427)
                                                                                               =================

 * This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------

The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide Variable Account-II:

    We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2002

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220     Bulk Rate
                                                                U.S. Postage
                                                                  P A I D
                                                               Columbus, Ohio
                                                                Permit No. 521











    Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company